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Scudder Lifecycle Long Range Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Short Range Fund

Investment Class

Semiannual Report

September 30, 2002

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

Scudder Lifecycle Funds

<Click Here> Portfolio Summary

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

Asset Management Portfolios

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Lifecycle Funds	Nasdaq Symbol	CUSIP Number
Long Range Fund - Investment Class	BTILX	055922843
Mid Range Fund - Investment Class	BTLRX	055922835
Short Range Fund - Investment Class	BTSRX	055922827

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Please see the funds' prospectus for more complete information, including a complete description of the funds' investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary September 30, 2002

Scudder Lifecycle Long Range Fund

Average Annual Total Returns*
	6-Month	1-Year	3-Year	5-Year	Life of Class**
Investment Class	-15.48%	-10.65%	-4.87%	1.79%	7.01%
S&P 500 Index+	-28.36%	-20.49%	-12.89%	-1.63%	8.59%
Salomon Broad Investment Grade Bond Index+	8.25%	8.35%	9.41%	7.81%	7.28%
Asset Allocation Index - Long Range+	-13.94%	-8.61%	-3.45%	2.68%	8.10%

Sources: Lipper, Inc. and Deutsche Asset Management

Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 9/30/02	$ 8.87
3/31/02	$ 10.61
Distribution Information: Six Months: Income Dividends	$ .11

Investment Class Lipper Rankings* - Flexible Portfolio Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	144	of	282	51
3-Year	83	of	200	42
5-Year	40	of	142	28

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

Growth of an Assumed $10,000 Investment
[] Scudder Lifecycle Long Range Fund - Investment Class [] S&P 500 Index+ [] Salomon Broad Investment Grade Bond Index+ [] Asset Allocation Index - Long Range+

Comparative Results*
Scudder Lifecycle Long Range Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$8,935	$8,609	$10,929	$18,236
	Average annual total return	-10.65%	-4.87%	1.79%	7.01%
S&P 500 Index+	Growth of $10,000	$7,951	$6,610	$9,212	$20,716
	Average annual total return	-20.49%	-12.89%	-1.63%	8.59%
Salomon Broad Investment Grade Bond Index+	Growth of $10,000	$10,835	$13,099	$14,562	$18,608
	Average annual total return	8.35%	9.41%	7.81%	7.28%
Asset Allocation Index - Long Range+	Growth of $10,000	$9,139	$9,002	$11,416	$19,909
	Average annual total return	-8.61%	-3.45%	2.68%	8.10%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.
** The Fund commenced operations on November 16, 1993. Index comparisons begin November 30, 1993.
+ Asset Allocation Index - Long Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Salomon Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 55%; bonds: 35%; cash: 10%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Salomon Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Scudder Lifecycle Mid Range Fund

Average Annual Total Returns*
	6-Month	1-Year	3-Year	5-Year	Life of Class**
Investment Class	-8.50%	-5.22%	-.71%	3.58%	6.43%
S&P 500 Index+	-28.36%	-20.49%	-12.89%	-1.63%	8.39%
Salomon Broad Investment Grade Bond Index+	8.25%	8.35%	9.41%	7.81%	7.11%
Asset Allocation Index - Mid Range+	-7.23%	-3.42%	.54%	4.23%	7.42%

Sources: Lipper, Inc. and Deutsche Asset Management

Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 9/30/02	$ 8.80
3/31/02	$ 9.75
Distribution Information: Six Months: Income Dividends	$ .13

Investment Class Lipper Rankings** - Flexible Portfolio Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	74	of	282	27
3-Year	40	of	200	20
5-Year	12	of	142	9

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

Growth of an Assumed $10,000 Investment
[] Scudder Lifecycle Mid Range Fund - Investment Class [] S&P 500 Index+ [] Salomon Broad Investment Grade Bond Index+ [] Asset Allocation Index - Mid Range+

Comparative Results*
Scudder Lifecycle Mid Range Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$9,478	$9,789	$11,922	$17,480
	Average annual total return	-5.22%	-.71%	3.58%	6.43%
S&P 500 Index+	Growth of $10,000	$7,951	$6,610	$9,212	$20,519
	Average annual total return	-20.49%	-12.89%	-1.63%	8.39%
Salomon Broad Investment Grade Bond Index+	Growth of $10,000	$10,835	$13,099	$14,562	$18,452
	Average annual total return	8.35%	9.41%	7.81%	7.11%
Asset Allocation Index - Mid Range+	Growth of $10,000	$9,658	$10,162	$12,301	$18,935
	Average annual total return	-3.42%	.54%	4.23%	7.42%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.
** The Fund commenced operations on October 14, 1993. Index comparisons begin
October 31, 1993.
+ Asset Allocation Index - Mid Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Salomon Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 35%; bonds: 45%; cash: 20%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Salomon Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Scudder Lifecycle Short Range Fund

Average Annual Total Returns*
	6-Month	1-Year	3-Year	5-Year	Life of Class**
Investment Class	-1.11%	.57%	3.47%	5.03%	6.05%
S&P 500 Index+	-28.36%	-20.49%	-12.89%	-1.63%	8.39%
Salomon Broad Investment Grade Bond Index+	8.25%	8.35%	9.41%	7.81%	7.11%
Asset Allocation Index - Short Range+	-.14%	1.89%	4.53%	5.65%	6.81%

Sources: Lipper, Inc. and Deutsche Asset Management

Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 9/30/02	$ 9.79
3/31/02	$ 10.08
Distribution Information: Six Months: Income Dividends	$ .18

Investment Class Lipper Rankings* - Income Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	9	of	114	8
3-Year	11	of	79	14
5-Year	6	of	58	11

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

Comparative Results*
Scudder Lifecycle Short Range Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$10,057	$11,078	$12,781	$16,918
	Average annual total return	.57%	3.47%	5.03%	6.05%
S&P 500 Index+	Growth of $10,000	$7,951	$6,610	$9,212	$20,519
	Average annual total return	-20.49%	-12.89%	-1.63%	8.39%
Salomon Broad Investment Grade Bond Index+	Growth of $10,000	$10,835	$13,099	$14,562	$18,452
	Average annual total return	8.35%	9.41%	7.81%	7.11%
Asset Allocation Index - Short Range+	Growth of $10,000	$10,189	$11,421	$13,161	$17,992
	Average annual total return	1.89%	4.53%	5.65%	6.81%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.
** The Fund commenced operations on October 15, 1993. Index comparisons begin October 31, 1993.
+ Asset Allocation Index - Short Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Salomon Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 15%; bonds: 55%; cash: 30%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Salomon Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

The economy remains caught in a tug of war between powerful opposing forces that make neither a sharp acceleration nor a relapse into recession likely. Instead, we'll probably see a continued moderate recovery.

Several things are slowing down the economy right now. The economic boom of the late 1990s left stocks overvalued, and their prices have been coming back down. It left companies with more capital than they needed and they had to lay off workers to stay profitable. And it left individuals without enough savings - which means they were reluctant to spend money. Political uncertainty around the world, corporate accounting scandals, and sluggish growth abroad are also making people and businesses less willing to forge ahead.

But there are also several factors supporting economic activity. The government is keeping the economy on track with tax relief and interest rate cuts. Tax relief and interest rate cuts put more money back into the hands of individuals and businesses. And individuals and businesses are starting to spend that money. That's good, because spending - whether it's individuals buying cars and homes or businesses buying equipment - stimulates the economy.

The end result: We expect the economic recovery to persist - but slowly. The economy will only pick up when the factors slowing the economy diminish, and individuals and businesses become more confident. For that to happen, the government policies now in effect - such as low interest rates - will have to remain in effect well into 2003. Fortunately, we expect that to happen. We believe that the Federal Reserve Board is very sensitive to any signs that the economic recovery is faltering - and if it sees those signs, will cut interest rates even more.

One warning, however: A recovery depends on the absence of any adverse shocks to the system. For example, if developments in the Middle East don't go smoothly, the recovery could be disrupted.

Economic Guideposts Data as of 9/30/02
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Asset Management

How will these developments affect the markets? In the equity markets, prices are more reasonable - but returns are still unlikely to come close to those we saw in the late 1990s. And if the moderate recovery persists, as we expect, fixed-income markets will likely give up some of their recent gains. That's because higher interest rates typically result in declines in bond prices. However, we expect that this decline will be limited until the recovery strengthens more and the Fed seems more likely to raise interest rates.

Deutsche Investment Management Americas Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Investment Management Americas Inc. as of October 17, 2002, and may not actually come to pass.

Portfolio Management Review

Scudder Lifecycle Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Asset Management Portfolios, the master Portfolios in which the Scudder Lifecycle Funds invest all of their assets. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Janet Campagna

Managing Director of Deutsche Asset Management and Lead Manager of each master Portfolio.

Head of global and tactical asset allocation.

Joined Deutsche Asset Management in 1999 and began managing each master Portfolio in 2000.

Investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999.

Over eleven years of investment industry experience.

Bachelor's degree in Economics from Northeastern University; Master's degree in Social Science from California Institute of Technology and Ph.D in Political Science from University of California at Irvine.

Robert Wang

Director of Deutsche Asset Management and Co-Manager of each master Portfolio.

Joined Deutsche Asset Management in 1995 and began managing each master Portfolio in 2000.

Fixed income trader for J.P. Morgan from 1982 to 1995.

Over twenty years of investment industry experience.

Bachelor's degree in Economics from the Wharton School at the University of Pennsylvania.

In the following interview, New York-based Portfolio Managers Janet Campagna and Robert Wang discuss the Scudder Lifecyle Funds' strategies and the market environment during the six-month period ended September 30, 2002. They also offer an outlook for the months ahead.

Q: How did the Scudder Lifecycle Long Range Fund, Scudder Lifecycle Mid Range Fund and Scudder Lifecycle Short Range Fund perform during the first half of fiscal year 2002?

A: For the six-month period ended September 30, 2002, all three Lifecycle Funds outperformed both the unmanaged S&P 500 index, which declined 28.36 percent, as well as their respective Lipper peer group category averages (see Performance Summary beginning on page 3 for details). Scudder Lifecycle Short Range Fund - Investment Class declined 1.11 percent, Scudder Lifecycle Mid Range Fund - Investment Class fell 8.50 percent and Scudder Lifecycle Long Range Fund - Investment Class fell 15.48 percent for the period.

As the second calendar quarter began, the funds were overweight in equities, as our team agreed with the majority view that, based on economic indicators and fair equity valuations, a slow recovery was in progress. We thus positioned the funds to take advantage of the anticipated economic rebound. The funds were slightly underweight in bonds. This positioning had a negative impact on the funds' performance during April, when corporate governance and accounting concerns led to criminal arrests, and dramatic equity market volatility bolstered a flight to quality into the US Treasury market.

By May, we had moved to an underweighting in US equities, which boosted the funds' performance through June. However, an overweighting in certain international equity markets, such as Germany, France, and to a lesser extent, Japan, hurt the funds' performance during these months. Also in May, the opportunity for capital growth in US bonds seemed comparatively less attractive in our view, and thus Scudder Lifecycle Long Range Fund remained modestly underweight in this asset class. This position, together with allocations to Australian and German bonds, resulted in a relatively neutral effect for the last two months of the quarter. Given the higher income mandate of Scudder Lifecycle Mid Range and Scudder Lifecycle Short Range Funds, we had shifted to an overweight position in US bonds in these funds toward the end of April. We then moved back to an underweighting in June. This was a successful strategy for these funds.

On the currency front, all three of the Lifecycle Funds benefited from strong currency positioning during the second calendar quarter, as overweightings in the euro and British pound and an underweighting in the US dollar bolstered the funds' performance.

Q: Did you make asset allocation changes during the third calendar quarter?

A: We shifted the funds to an overweighting in US equities during July and August based on our analysis of valuations. This positioning slightly boosted performance as did the funds' position in Australian equities and Canadian bonds. However, overweightings in Japanese and German equities and an underweighting in US bonds hurt the funds' performance. By September, the funds had tactically shifted back to an underweight position in the poorly performing US equity market. Still, overweightings in the European equity markets continued to be a drag on performance. The fixed income allocation, while overweight, also detracted from performance. Within the asset class, an overweighting in international bonds was a plus, but it was not enough to outweigh the mild negative of an underweighting in US bonds. With an overweighting in the euro and the Canadian dollar and an underweighting in the US dollar, the funds' currency positioning throughout the third calendar quarter had a neutral effect on performance.

Our model's assessment of a wide variety of factors supported each fund's allocation throughout the semiannual period.

• Scudder Lifecycle Long Range Fund's asset weightings* were 53.13 percent in US equities, 6.57 percent in international equities, 35.30 percent in bonds and 5.00 percent in cash and other short-term instruments as of September 30, 2002.

• Scudder Lifecycle Mid Range Fund's asset weightings* were 33.60 percent in US equities, 5.87 percent in international equities, 48.10 percent in bonds and 12.43 percent in cash and other short-term instruments as of September 30, 2002.

• Scudder Lifecycle Short Range Fund's asset weightings* were 13.88 percent in US equities, 4.70 percent in international equities, 57.48 percent in bonds and 23.94 percent in cash and other short-term instruments as of September 30, 2002.

* Asset weightings include market value of futures contracts as of the end of the semiannual period.

Q: What were some of the factors that supported each fund's equity and bond allocations?

A: Based on the first nine months, it looks as if 2002 is shaping up to be a third painful year for US and international equity investors and a continuation of the two-decade bull market in government bonds. Historically, stocks have generally risen in the first year of economic recovery following a recession. Yet in 2002, US and European equity markets continued to fall since the bottom of the recession last autumn. Perfect economic foresight over the semiannual period - which saw a surprising rebound in US economic growth, rising corporate profits, low inflation, stable, low central bank interest rates and falling bond yields - would have led to a very bullish, and very inaccurate, US stock market forecast. Indeed, our positions in both the second and third quarters of 2002 were slightly overweight equities and underweight fixed income in anticipation of both an economic and profit recovery. Of course, this positioning came under fire in the third quarter when fears of a double-dip recession along with media coverage of expanding corporate accounting debacles, lackluster corporate earnings announcements and increasing tensions in the Middle East and Iraq contributed to the US equity market's negative performance and an ongoing flight to quality into the US Treasury market.

In relative terms, Japan was a bright spot during the period when set against highly pessimistic expectations a year ago. Valuations on a conventional price/book basis remained at a 17-year low and this, as well as further intervention from the authorities, is likely, in our view, to be supportive of Japanese equities in the face of any deteriorating economic fundamentals. On the other hand, we are becoming deeply concerned about the economic prospects in Europe. The worry is that fiscal deficits are drifting higher, and that, to date, the European Central Bank has not responded to sluggish economic growth with any significant monetary stimulus. Also, while companies in the US have taken aggressive action to restrain investment spending, employment and wages, their European counterparts have not. Perhaps the best news for the markets in Europe is just how far profit forecasts have now been cut. In the short run, forecast downgrades are detrimental to the markets, but this also leaves room for companies to beat expectations and thus bolster investor optimism. At the same, European equity valuations remain quite reasonable and attractive, in our view, and thus the funds remained and will likely continue to be overweighted in European equities for some time.

Clearly, there are forces that make this bear market unique. Accounting scandals have called into question the reliability of corporate profit data. While fraud has affected only a handful of companies, the broader issues of option expense and pension liability have come into play. A second factor extending the bear market has been a deteriorating geopolitical situation, especially in the Middle East. Yet another source of uncertainty comes from the economic cycle itself. This past spring, leading economic indicators peaked and have subsequently declined. Though we believe a double-dip recession is unlikely, weakness in cyclical indicators has led to an ongoing decline of equities and a rally in bonds.

Besides weak stock markets, other fundamental factors support the remarkable continuation of a lower interest rate environment supportive of bonds. Inflation is falling around the world in response to low, post-recession levels of capital and labor utilization. Also, markets have become convinced that any central bank interest rate hike will be delayed for some time, and there is even the possibility of further interest rate cuts. This has led to a rally along the entire yield curve.

Q: How did currency positioning affect the funds?

A: On the currency front, our focus over the semiannual period was on the US current account deficit. The deficit has remained wide through the economic downturn and, in our view, the cumulative effect on US net indebtedness is becoming alarming. As long as the rest of the world remains unattractive to international investors, the US can continue to fund its deficit with ease. In fact, much of the capital inflows over the last several months reflect Asian central banks' intervening to prevent their currencies from appreciating and buying US Treasuries with the proceeds. A rise in aggregate demand outside the US would increase the competition for capital and risk undermining the dollar. But it should also narrow the US current account deficit. Thus, we selectively underweighted the US dollar versus the euro, the British pound and the Australian and Canadian dollars and anticipate maintaining this position.

Q: What is your outlook for the months ahead?

A: In brief, we anticipate the funds being overweighted in equities, modestly overweighted in fixed income and underweight cash. We continue to foresee an environment of heightened volatility and as such we feel strongly about maintaining maximum diversification.

The world economic recovery, which began the year with unexpected vigor, now seems to be stalling, with Germany showing the sharpest decline. Oil prices have moved from being a significant stimulus to a drag as fears about the situation in Iraq have combined with a relatively tight supply/demand scenario. Also, financial pressures on companies have intensified. The weakness of equities has made this market a difficult source of finance, while corporate credibility problems have reduced the willingness of both bond investors and banks to lend. Corporations, in turn, confronted the highest relative interest rates versus US Treasuries they have had to pay on borrowed money since 1991. Consumers, conversely, face interest rates at multi-decade lows. Overall, there has been significant monetary stimulus in our judgment even though none of the major central banks cut interest rates this year and one, Canada, actually raised rates in July.

Getting equity markets to reverse their bear trend will require, in our view, a combination of two factors. First, corporate profits need to rise meaningfully and steadily, both on a reported and operating basis. This process began in the second half of 2001 and needs to continue. A sustained economic and profit recovery should reduce investor fears about a double-dip recession. Employment needs to rise, and capital spending must continue to move in a positive direction. The second catalyst for better markets would be a positive resolution of the Iraqi crisis. We believe that positive news flow would lower oil prices and unleash the value in stock markets. We further believe that while fixed income yields are at historic lows, bonds will remain well supported until equities find a surer footing. Should corporate profits firm up and the global economy rebound, corporate bonds should provide particularly significant performance.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary September 30, 2002

Scudder Lifecycle Long Range Fund

Asset Allocation	9/30/02	3/31/02

Stocks	52%	52%
Bonds	37%	35%
Short-Term Instruments	11%	13%
	100%	100%

Five Largest Common Stock Holdings at September 30, 2002 (7.6% of Portfolio)
1. Microsoft Corp. Developer of computer software	1.7%
2. General Electric Co. Industrial conglomerate	1.7%
3. Wal-Mart Stores, Inc. Operator of discount stores	1.5%
4. Exxon Mobil Corp. Manufacturer of household and personal care products	1.5%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	1.2%

Five Largest Fixed Income Long-Term Securities at September 30, 2002 (7.9% of Portfolio)
1. US Treasury Bond 7.25%, 5/15/2016	1.9%
2. Chase Mortgage Finance Corp. 6.75%, 10/25/28	1.6%
3. Conseco Finance 5.21%, 11/15/2029	1.5%
4. Harrisburg, PA, Multi Family Housing Revenue 10.00%, 7/15/24	1.5%
5. Greenpoint Manufactured Housing 7.33%, 8/15/2020	1.4%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change.

For more complete details about the fund's investment portfolio, see page 38. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Scudder Lifecycle Mid Range Fund

Asset Allocation	9/30/02	3/31/02

Bonds	46%	45%
Stocks	32%	33%
Short-Term Instruments	22%	22%
	100%	100%

Five Largest Common Stock Holdings at September 30, 2002 (4.6% of Portfolio)
1. Microsoft Corp. Developer of computer software	1.0%
2. General Electric Co. Industrial conglomerate	1.0%
3. Wal-Mart Stores, Inc. Operator of discount stores	0.9%
4. Exxon Mobil Corp. Manufacturer of household and personal care products	0.9%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	0.8%

Five Largest Fixed Income Long-Term Securities at September 30, 2002 (9.4% of Portfolio)
1. Harrisburg, PA, Multi Family Housing Revenue 10.00%, 7/15/24	2.1%
2. Conseco Finance 5.21%, 11/15/2029	2.0%
3. Greenpoint Manufactured Housing 7.33%, 8/15/2020	1.9%
4. Conseco Finance Securitization Corp. 6.21%, 7/1/2032	1.9%
5. Federal National Mortgage Association 6.361%, 7/1/2008	1.5%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change.

For more complete details about the fund's investment portfolio, see page 56. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Scudder Lifecycle Short Range Fund

Asset Allocation	9/30/02	3/31/02

Bonds	53%	54%
Short-Term Instruments	35%	32%
Stocks	12%	14%
	100%	100%

Five Largest Common Stock Holdings at September 30, 2002 (1.8% of Portfolio)
1. Microsoft Corp. Developer of computer software	0.4%
2. General Electric Co. Industrial conglomerate	0.4%
3. Wal-Mart Stores, Inc. Operator of discount stores	0.4%
4. Exxon Mobil Corp. Manufacturer of household and personal care products	0.3%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	0.3%

Five Largest Fixed Income Long-Term Securities at September 30, 2002 (12.2% of Portfolio)
1. Harrisburg, PA, Multi Family Housing Revenue 10.00%, 7/15/24	2.7%
2. Conseco Finance 5.21%, 11/15/2029	2.5%
3. Chase Mortgage Finance Corp. 6.75%, 10/25/28	2.5%
4. Greenpoint Manufactured Housing 7.33%, 8/15/2020	2.5%
5. Federal National Mortgage Association 6.361%, 7/1/2008	2.0%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change.

For more complete details about the fund's investment portfolio, see page 73. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2002 (Unaudited)
Assets	Long Range Fund	Mid Range Fund	Short Range Fund
Investment in Portfolio at value[a]	$ 72,993,788	$ 51,187,216	$ 18,810,459
Receivable for Fund shares sold	4,787	1,624	49,362
Prepaid expenses and other	6,983	-	-
Total assets	73,005,558	51,188,840	18,859,821
Liabilities
Payable for Fund shares redeemed	343,529	265,426	628,370
Accrued Administrator service fee	51,811	13,223	623
Other accrued expenses and payables	-	24,503	22,657
Total liabilities	395,340	303,152	651,650
Net assets, at value	$ 72,610,218	$ 50,885,688	$ 18,208,171
Net Assets
Net assets consist of: Undistributed net investment income	462,555	319,524	117,175
Net unrealized appreciation (depreciation) on: Investments	(15,398,061)	(4,360,942)	(317,269)
Futures	(454,646)	(263,678)	(78,635)
Foreign currency related transactions	6,243	7,000	513
Accumulated net realized gain (loss)	(8,467,984)	(5,499,247)	(847,383)
Paid-in capital	96,462,111	60,683,031	19,333,770
Net assets, at value	$ 72,610,218	$ 50,885,688	$ 18,208,171
Net Asset Value
Net assets applicable to shares outstanding	$ 72,610,218	$ 50,885,688	$ 18,208,171
Shares outstanding, ($.001 par value per share, unlimited number of shares authorized)	8,189,861	5,780,774	1,860,685
Net Asset Value, offering and redemption price per share	$ 8.87	$ 8.80	$ 9.79

a Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2002 (Unaudited)
Investment Income	Long Range Fund	Mid Range Fund	Short Range Fund
Total income allocated from Portfolio	$ 1,546,284	$ 1,152,856	$ 455,273
Less allocated expenses(a)	(256,350)	(180,981)	(64,637)
Net investment income allocated from Portfolio(b)	1,289,934	971,875	390,636
Expenses: Administrator service fees	303,300	197,594	69,944
Audit fees	6,718	6,718	6,718
Legal fees	6,519	6,518	6,591
Trustees' fees and expenses	5,880	5,516	5,960
Reports to shareholders	8,523	4,588	8,339
Registration fees	4,889	3,971	3,796
Other	501	373	298
Total expenses, before expense reductions	336,330	225,278	101,646
Expense reductions	(126,452)	(102,145)	(58,602)
Total expenses, after expense reductions	209,878	123,133	43,044
Net investment income (loss)	1,080,056	848,742	347,592
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(4,310,530)	(1,361,467)	31,551
Futures	(2,709,116)	(1,372,784)	(330,453)
Foreign currency related transactions	1,129,396	494,847	137,252
	(5,890,250)	(2,239,404)	(161,650)
Net unrealized appreciation (depreciation) during the period on: Investments	(10,249,534)	(3,646,306)	(335,924)
Futures	(442,645)	(251,505)	(80,529)
Foreign currency related transactions	(9,136)	(25,819)	(8,123)
	(10,701,315)	(3,923,630)	(424,576)
Net gain (loss) on investment transactions	(16,591,565)	(6,163,034)	(586,226)
Net increase (decrease) in net assets resulting from operations	$ (15,511,509)	$ (5,314,292)	$ (238,634)

a For the six months ended September 30, 2002, Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III waived fees in the amounts of $506,716, $75,606 and $42,343, which were allocated to the Lifecycle Long Range Fund, Lifecycle Mid Range Fund and Lifecycle Short Range Fund, respectively, on a pro-rated basis.
b Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Lifecycle Long Range Fund
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income (loss)	$ 1,080,056	$ 3,554,252
Net realized gain (loss) on investment transactions	(5,890,250)	(2,150,771)
Net unrealized appreciation (depreciation) on investment transactions during the period	(10,701,315)	1,581,992
Net increase (decrease) in net assets resulting from operations	(15,511,509)	2,985,473
Distributions to shareholders from: Net investment income	(1,171,443)	(2,887,081)
Net realized gains	-	(410,547)
Fund share transactions: Proceeds from shares sold	6,937,508	54,373,064
Reinvestment of distributions	1,170,288	2,883,966
Cost of shares redeemed	(54,485,847)	(49,650,859)
Net increase (decrease) in net assets from Fund share transactions	(46,378,051)	7,606,171
Increase (decrease) in net assets	(63,061,003)	7,294,016
Net assets at beginning of period	135,671,221	128,377,205
Net assets at end of period (includes undistributed net investment income of $462,555 and $553,942, respectively)	$ 72,610,218	$ 135,671,221
Other Information
Shares outstanding at beginning of period	12,783,967	12,028,918
Shares sold	710,369	5,124,050
Shares issued to shareholders in reinvestment of distributions	116,145	271,244
Shares redeemed	(5,420,620)	(4,640,245)
Net increase (decrease) in Fund shares	(4,594,106)	755,049
Shares outstanding at end of period	8,189,861	12,783,967

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Lifecycle Mid Range Fund
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income (loss)	$ 848,742	$ 2,570,469
Net realized gain (loss) on investment transactions	(2,239,404)	(1,057,791)
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,923,630)	429,865
Net increase (decrease) in net assets resulting from operations	(5,314,292)	1,942,543
Distributions to shareholders from: Net investment income	(906,643)	(2,370,278)
Fund share transactions: Proceeds from shares sold	5,649,465	34,354,886
Reinvestment of distributions	906,583	2,370,129
Cost of shares redeemed	(21,845,190)	(44,518,977)
Net increase (decrease) in net assets from Fund share transactions	(15,289,142)	(7,793,962)
Increase (decrease) in net assets	(21,510,077)	(8,221,697)
Net assets at beginning of period	72,395,765	80,617,462
Net assets at end of period (including undistributed net investment income of $319,524 and $377,425, respectively)	$ 50,885,688	$ 72,395,765
Other Information
Shares outstanding at beginning of period	7,423,606	8,247,155
Shares sold	608,297	3,478,121
Shares issued to shareholders in reinvestment of distributions	95,888	243,758
Shares redeemed	(2,347,017)	(4,545,428)
Net increase (decrease) in Fund shares	(1,642,832)	(823,549)
Shares outstanding at end of period	5,780,774	7,423,606

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Lifecycle Short Range Fund
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income (loss)	$ 347,592	$ 964,923
Net realized gain (loss) on investment transactions	(161,650)	(38,343)
Net unrealized appreciation (depreciation) on investment transactions during the period	(424,576)	(57,876)
Net increase (decrease) in net assets resulting from operations	(238,634)	868,704
Distributions to shareholders from: Net investment income	(418,983)	(788,403)
Fund share transactions: Proceeds from shares sold	6,468,760	11,839,665
Reinvestment of distributions	417,152	540,550
Cost of shares redeemed	(12,938,908)	(17,046,177)
Net increase (decrease) in net assets from Fund share transactions	(6,052,996)	(4,665,962)
Increase (decrease) in net assets	(6,710,613)	(4,585,661)
Net assets at beginning of period	24,918,784	29,504,445
Net assets at end of period (including undistributed net investment income of $117,175 and $188,566, respectively)	$ 18,208,171	$ 24,918,784
Other Information
Shares outstanding at beginning of period	2,471,685	2,935,559
Shares sold	651,317	1,169,917
Shares issued to shareholders in reinvestment of distributions	41,994	53,840
Shares redeemed	(1,304,311)	(1,687,631)
Net increase (decrease) in Fund shares	(611,000)	(463,874)
Shares outstanding at end of period	1,860,685	2,471,685

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Lifecycle Long Range Fund

Investment Class
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.61	$ 10.67	$ 13.86	$ 12.57	$ 14.57	$11.96
Income (loss) from investment operations:
Net investment income (loss)	.12[b]	.26	.34	.33	.43	.32
Net realized and unrealized gain (loss) on investment transactions	(1.75)	(.08)	(1.73)	1.32	1.27	3.57
Total from investment operations	(1.63)	.18	(1.39)	1.65	1.70	3.89
Less distributions from: Net investment income	(.11)	(.21)	(.23)	(.24)	(.47)	(.33)
Net realized gains on investment transactions	-	(.03)	(1.57)	(.12)	(2.98)	(.95)
Distributions in excess of net investment income	-	-	-	-	(.25)	-
Total distributions	(.11)	(.24)	(1.80)	(.36)	(3.70)	(1.28)
Net asset value, end of period	$ 8.87	$ 10.61	$ 10.67	$ 13.86	$ 12.57	$ 14.57
Total Return (%)[c]	(15.48)**	1.70	(11.35)	13.46	12.44	33.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73	136	128	167	134	139
Ratio of expenses before expense reductions, including expenses of Asset Management Portfolio (%)	1.49*	1.44	1.45	1.46	1.44	1.45
Ratio of expenses after expense reductions, including expenses of Asset Management Portfolio (%)	1.00*	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	2.33*	2.39	2.78	2.30	2.51	2.57
[a] For the six months ended September 30, 2002 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Scudder Lifecycle Mid Range Fund

Investment Class
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 9.75	$ 9.78	$ 11.38	$ 10.60	$ 12.32	$ 10.80
Income (loss) from investment operations:
Net investment income (loss)	.13[b]	.30	.42	.32	.32	.37
Net realized and unrealized gain (loss) on investment transactions	(.95)	(.06)	(.86)	.71	.84	2.36
Total from investment operations	(.82)	.24	(.44)	1.03	1.16	2.73
Less distributions from: Net investment income	(.13)	(.27)	(.33)	(.23)	(.38)	(.37)
Net realized gains on investment transactions	-	-	(.83)	(.02)	(2.32)	(.84)
Distributions in excess of net realized gain	-	-	-	-	(.18)	-
Total distributions	(.13)	(.27)	(1.16)	(.25)	(2.88)	(1.21)
Net asset value, end of period	$ 8.80	$ 9.75	$ 9.78	$ 11.38	$ 10.60	$12.32
Total Return (%)[c]	(8.50)**	2.48	(4.25)	9.80	10.12	26.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	72	81	99	78	95
Ratio of expenses before expense reductions, including expenses of Asset Management Portfolio II (%)	1.59*	1.54	1.51	1.51	1.51	1.48
Ratio of expenses after expense reductions, including expenses of Asset Management Portfolio II (%)	1.00*	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	2.80*	3.04	3.86	3.03	2.75	3.31
[a] For the six months ended September 30, 2002 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Scudder Lifecycle Short Range Fund

Investment Class
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 10.05	$ 10.54	$ 10.23	$ 10.82	$ 10.31
Income (loss) from investment operations:
Net investment income (loss)	.17[b]	.38	.48	.39	.40	.44
Net realized and unrealized gain (loss) on investment transactions	(.28)	(.04)	(.21)	.18	.43	1.39
Total from investment operations	(.11)	.34	.27	.57	.83	1.83
Less distributions from: Net investment income	(.18)	(.31)	(.40)	(.26)	(.44)	(.46)
Net realized gains on investment transactions	-	-	(.36)	-	(.76)	(.86)
Distributions in excess of net investment income	-	-	-	-	(.22)	-
Total distributions	(.18)	(.31)	(.76)	(.26)	(1.42)	(1.32)
Net asset value, end of period	$ 9.79	$ 10.08	$ 10.05	$ 10.54	$ 10.23	$ 10.82
Total Return (%)[c]	(1.11)**	3.42	2.52	5.76	7.76	18.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	25	30	38	45	49
Ratio of expenses before expense reductions, including expenses of Asset Management Portfolio III (%)	1.95*	1.86	1.72	1.67	1.55	1.58
Ratio of expenses after expense reductions, including expenses of Asset Management Portfolio III (%)	1.00*	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	3.24*	3.69	4.85	3.61	3.52	4.06
[a] For the six months ended September 30, 2002 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Lifecycle Long Range Fund, Lifecycle Mid Range Fund and Lifecycle Short Range Fund ("Scudder Lifecycle Long Range Fund", "Scudder Lifecycle Mid Range Fund" and "Scudder Lifecycle Short Range Fund", each a "Fund" and collectively the "Funds"), each a diversified series of BT Investment Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Lifecycle Long Range Fund, Lifecycle Mid Range Fund and Lifecycle Short Range Fund seek to achieve their investment objective by investing substantially all of their assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively (each a "Portfolio" and collectively the "Portfolios"), each a diversified open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc.").

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Each Portfolio's financial statements accompany this report.

Security Valuation. Each Fund determines the value of its investment in each Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On September 30, 2002, each Fund owned approximately the following percentage of the corresponding Portfolio:

Fund	Percentage	Portfolio
Long Range Fund	19%	Asset Management Portfolio
Mid Range Fund	100%	Asset Management Portfolio II
Short Range Fund	100%	Asset Management Portfolio III

The Portfolios' policies for determining the value of its net assets are discussed in the Portfolios' Financial Statements, which accompany this report.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2002, each Fund had a net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2010, the expiration date, whichever occurs first.

The capital loss carryforwards were as follows:

Fund	Amount
Long Range Fund	$ 1,172,495
Mid Range Fund	$ 465,345
Short Range Fund	$ 6,048

In addition, from November 1, 2001 through March 31, 2002, each Fund incurred net realized currency and/or capital losses. As permitted by tax regulations, each Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended March 31, 2003.

The currency and capital loss were as follows:

Fund	Currency Losses	Capital Losses
Long Range Fund	$ -	$ 318,098
Mid Range Fund	$ 52,931	$ 1,006,469
Short Range Fund	$ 19,496	$ 187,823

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each Fund.

At March 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from foreign currency transactions, investments in foreign bond futures, differing treatments of partnership tax allocations and distribution reclassifications. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

	Long Range Fund	Mid Range Fund	Short Range Fund
Undistributed NII	$ (186,140)	$ (69,594)	$ 24,256
Undistributed Net Realized Gain/(Loss)	$ 4,196,061	$ 69,595	$ (24,253)
Paid-In Capital	$ (4,009,921)	$ (1)	$ (3)

The net unrealized appreciation/depreciation of each Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to each Portfolio for a breakdown of the appreciation/depreciation from investments.

At March 31, 2002, each Fund's components of distributable earnings on a tax-basis are as follows:

	Long Range Fund	Mid Range Fund	Short Range Fund
Undistributed ordinary income*	$ 627,689	$ 461,077	$ 216,539
Capital loss carryforwards	$ 1,172,495	465,345	$ 6,048

In addition, during the year ended March 31, 2002, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Long Range Fund	Mid Range Fund	Short Range Fund
Distributions from ordinary income*	$ 2,840,989	$ 2,370,278	$ 788,403
Distributions from long-term capital gains	$ 456,639	$ -	$ -

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Each Fund receives a daily allocation of its respective Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for each Fund, both wholly owned subsidiaries of Deutsche Bank AG.

For the six months ended September 30, 2002, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund to 1.00% including expenses of each Portfolio. Under these agreements, the Advisor and Administrator waived and absorbed $126,452, $102,145 and $58,602 of Lifecycle Long Range, Lifecycle Mid Range and Lifecycle Short Range expenses, which includes expenses incurred by Asset Management Portfolio, Asset Management II Portfolio and Asset Management III Portfolio, respectively.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.65% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2002, the Administrator Service Fee was as follows:

Administrator Service Fees	Total Aggregated
Long Range Fund	$ 303,300
Mid Range Fund	$ 197,594
Short Range Fund	$ 69,944

ICCC is also each Fund's accounting and transfer agent.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Other Information

On September 27, 2002, Deutsche Bank AG agreed to the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Corporation. Under this agreement, it is proposed that for funds organized as master/feeder funds, Deutsche Asset Management, Inc. would continue as investment advisor of each master portfolio of the feeder funds. In each case, it is proposed that Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, would become a sub-advisor to the master portfolios. These changes are expected to be completed, pending Board and shareholder approval and satisfaction of certain other conditions, within three to six months.

Shareholder Meeting Results

A Special Meeting of Shareholders of Scudder Lifecycle Funds, each a series of BT Investment Funds (the "Trust"), was held on July 30, 2002. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

	Number of Votes:
	For	Withheld
Richard R. Burt	466,155,724	1,083,533
S. Leland Dill	466,147,073	1,092,184
Martin J. Gruber	466,192,126	1,047,132
Richard T. Hale	466,183,160	1,056,098
Joseph R. Hardiman	466,195,322	1,043,935
Richard J. Herring	466,192,962	1,046,295
Graham E. Jones	466,128,431	1,110,827
Rebecca W. Rimel	466,191,436	1,047,822
Philip Saunders, Jr.	466,148,222	1,091,036
William N. Searcy	466,148,226	1,091,032
Robert H. Wadsworth	466,193,005	1,046,252

Investment Portfolio as of September 30, 2002 (Unaudited)

Asset Management Portfolio

	Shares	Value ($)

Common Stocks 50.0%
Consumer Discretionary 7.2%
Auto Components 0.2%
Cooper Tire & Rubber Co.	9,000	145,260
Dana Corp.	3,900	51,012
Delphi Automotive Systems Corp.	14,300	122,265
Goodyear Tire & Rubber Co.	4,100	36,449
Johnson Controls, Inc.	2,300	176,686
TRW, Inc.	3,300	193,215
Visteon Corp.	3,500	33,145
		758,032
Automobiles 0.4%
Ford Motor Co.	45,800	448,840
General Motors Corp.	16,100	626,290
Harley-Davidson, Inc.	7,600	353,020
		1,428,150
Hotel Restaurants & Leisure 0.6%
Carnival Corp. "A"	11,700	293,670
Darden Restaurants, Inc.	4,300	104,232
Harrah's Entertainment, Inc.*	4,500	216,945
Hilton Hotels Corp.	9,500	108,110
International Game Technology*	3,300	228,162
Marriott International, Inc. "A"	11,400	330,486
Starbucks Corp.*	13,700	283,727
Starwood Hotels & Resorts Worldwide, Inc.	5,100	113,730
Wendy's International, Inc.	5,300	175,483
YUM! Brands, Inc.*	10,300	285,413
		2,139,958
Household Durables 0.3%
American Greeting Corp. "A"	6,400	103,040
Black & Decker Corp.	2,100	88,053
Centex Corp.	1,500	66,525
Fortune Brands, Inc.	2,200	104,038
KB Home	4,500	219,780
Leggett & Platt, Inc.	1,200	23,748
Maytag Corp.	2,000	46,360
Newell Rubbermaid, Inc.	6,800	209,916
Pulte Homes, Inc.	1,500	63,945
The Stanley Works	2,200	71,874
Whirlpool Corp.	4,200	192,612
		1,189,891
Internet & Catalog Retailing 0.1%
eBay, Inc.*	8,500	448,885
Leisure Equipment & Products 0.2%
Brunswick Corp.	9,800	206,192
Eastman Kodak Co.	7,400	201,576
Hasbro, Inc.	4,300	47,859
Mattel, Inc.	11,100	199,911
		655,538
Media 1.8%
AOL Time Warner, Inc.*	112,800	1,319,760
Clear Channel Communications, Inc.*	17,800	618,550
Comcast Corp. "A"*	23,810	496,677
Dow Jones & Co., Inc.	2,100	80,661
Gannett Co., Inc.	5,600	404,208
Knight-Ridder, Inc.	2,100	118,461
McGraw-Hill, Inc.	3,700	226,514
New York Times Co. "A"	5,500	249,975
Omnicom Group, Inc.	4,700	261,696
TMP Worldwide, Inc.*	2,800	25,200
Tribune Co.	5,800	242,498
Univision Communications, Inc. "A"*	9,400	214,320
Viacom, Inc. "B"*	46,600	1,889,630
Walt Disney Co.	51,600	781,224
		6,929,374
Multiline Retail 2.1%
Big Lots, Inc.*	2,900	45,907
Costco Wholesale Corp.*	13,900	449,943
Dillard's, Inc.	2,200	44,396
Dollar General Corp.	8,401	112,741
Federated Department Stores, Inc.*	7,400	217,856
J.C. Penney Co., Inc.	2,500	39,800
Kohl's Corp.*	9,700	589,857
Nordstrom, Inc.	3,400	60,996
Sears, Roebuck & Co.	8,100	315,900
Target Corp.	16,800	495,936
The May Department Stores Co.	4,200	95,634
Wal-Mart Stores, Inc.	110,900	5,460,716
		7,929,682
Specialty Retail 1.2%
AutoZone, Inc.*	4,700	370,642
Bed Bath & Beyond, Inc.*	12,100	394,097
Best Buy Co., Inc.*	4,800	107,088
Circuit City Stores - Circuit City Group	5,300	80,295
Gap, Inc.	22,200	240,870
Home Depot, Inc.	64,600	1,686,060
Lowe's Companies, Inc.	23,700	981,180
Office Depot, Inc.*	13,600	167,824
RadioShack Corp.*	4,300	86,258
Sherwin-Williams Co.	3,800	89,984
Staples, Inc.*	17,900	228,941
TJX Companies, Inc.	3,800	64,600
Toys ''R'' Us, Inc.*	8,700	88,566
		4,586,405
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.*	5,600	171,920
Liz Claiborne, Inc.	5,600	139,720
NIKE, Inc. "B"	8,700	375,666
Reebok International Ltd.*	8,100	202,905
The Limited, Inc.	600	8,604
VF Corp.	7,100	255,458
		1,154,273
Consumer Staples 5.0%
Beverages 1.6%
Adolph Coors Co. "B"	900	50,670
Anheuser-Busch Companies, Inc.	22,000	1,113,200
Brown-Forman Corp. "B"	500	33,475
Coca-Cola Co.	58,700	2,815,252
Coca-Cola Enterprises, Inc.	11,300	240,012
Pepsi Bottling Group, Inc.	7,100	166,140
PepsiCo, Inc.	44,700	1,651,665
		6,070,414
Food & Drug Retailing 0.5%
Albertson's, Inc.	2,400	57,984
CVS Corp.	6,900	174,915
Kroger Co.*	20,200	284,820
Safeway, Inc.*	12,200	272,060
Supervalu, Inc.	3,400	54,910
Sysco Corp.	16,800	476,952
Walgreen Co.	23,400	719,784
Winn-Dixie Stores, Inc.	3,600	47,232
		2,088,657
Food Products 0.8%
Archer Daniels Midland Co.	16,700	208,917
ConAgra Foods, Inc.	16,800	417,480
General Mills, Inc.	9,200	408,664
H.J. Heinz Co.	8,900	296,993
Hershey Foods Corp.	3,500	217,175
Kellogg Co.	10,300	342,475
McDonald's Corp.	28,000	494,480
Sara Lee Corp.	19,800	362,142
William Wrigley Jr. Co.	5,700	282,093
		3,030,419
Household Products 1.2%
Clorox Co.	5,800	233,044
Colgate-Palmolive Co.	13,700	739,115
Kimberly-Clark Corp.	11,600	657,024
Procter & Gamble Co.	32,900	2,940,602
		4,569,785
Personal Products 0.3%
Avon Products, Inc.	6,000	276,600
Gillette Co.	23,900	707,440
		984,040
Tobacco 0.6%
Philip Morris Companies, Inc.	57,100	2,215,480
R.J. Reynolds Tobacco Holdings, Inc.	2,300	92,736
UST, Inc.	1,600	45,136
		2,353,352
Energy 3.1%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	8,700	252,561
BJ Services Co.*	7,100	184,600
Halliburton Co.	11,100	143,301
Nabors Industries Ltd.*	6,200	203,050
Noble Corp.*	6,000	186,000
Rowan Companies, Inc.	6,800	126,752
Schlumberger Ltd.	14,700	565,362
Transocean Sedco Forex, Inc.	8,200	170,560
		1,832,186
Oil & Gas 2.6%
Amerada Hess Corp.	2,300	156,124
Anadarko Petroleum Corp.	9,900	440,946
Burlington Resources, Inc.	5,100	195,636
ChevronTexaco Corp.	25,900	1,793,575
ConocoPhillips	17,101	790,747
Devon Energy Corp.	4,000	193,000
EOG Resources, Inc.	2,900	104,284
Exxon Mobil Corp.	168,900	5,387,910
Kerr-McGee Corp.	6,200	269,328
Marathon Oil Corp.	4,400	99,792
Occidental Petroleum Corp.	6,700	190,146
Sunoco, Inc.	2,000	60,320
Unocal Corp.	3,800	119,282
		9,801,090
Financials 10.0%
Banks 4.1%
AmSouth Bancorp.	12,900	267,546
Bank of America Corp.	38,000	2,424,400
Bank of New York Co., Inc.	18,400	528,816
Bank One Corp.	29,700	1,110,780
BB&T Corp.	9,800	343,392
Charter One Financial, Inc.	5,985	177,874
Comerica, Inc.	4,500	216,990
Fifth Third Bancorp.	13,700	838,851
First Tennessee National Corp.	3,300	114,411
FleetBoston Financial Corp.	26,500	538,745
Golden West Financial Corp.	5,900	366,862
Huntington Bancshares, Inc.	1,800	32,742
J.P. Morgan Chase & Co.	50,400	957,096
KeyCorp	14,000	349,580
Marshall & Ilsley Corp.	2,500	69,725
National City Corp.	18,300	522,099
North Fork Bancorp., Inc.	4,100	155,144
Northern Trust Corp.	5,600	211,232
PNC Financial Services Group	7,100	299,407
Regions Financial Corp.	3,300	107,811
SouthTrust Corp.	5,300	128,525
SunTrust Banks, Inc.	7,200	442,656
Synovus Financial Corp.	3,800	78,356
U.S. Bancorp.	44,299	823,075
Union Planters Corp.	7,900	216,934
Wachovia Corp.	34,600	1,131,074
Washington Mutual, Inc.	28,200	887,454
Wells Fargo & Co.	43,000	2,070,880
Zions Bancorp.	2,400	104,472
		15,516,929
Diversified Financials 3.4%
American Express Co.	33,700	1,050,766
Bear Stearns Companies, Inc.	2,500	141,000
Capital One Finance Corp.	5,600	195,552
Charles Schwab Corp.	35,000	304,500
Citigroup, Inc.	132,300	3,922,695
Countrywide Credit Industries, Inc.	5,600	264,040
Fannie Mae	24,000	1,428,960
Franklin Resources, Inc.	4,100	127,510
Freddie Mac	17,600	983,840
Goldman Sachs Group, Inc.	12,200	805,566
Household International, Inc.	11,600	328,396
Lehman Brothers Holdings, Inc.	6,200	304,110
MBNA Corp.	32,300	593,674
Merrill Lynch & Co., Inc.	21,800	718,310
Moody's Corp.	7,100	344,350
Morgan Stanley	16,100	545,468
Providian Financial Corp.*	7,300	35,770
SLM Corp.	3,900	363,246
State Street Corp.	8,400	324,576
Stilwell Financial, Inc.	5,600	67,592
		12,849,921
Insurance 2.3%
Ace Ltd.	6,600	195,426
AFLAC, Inc.	10,300	316,107
Allstate Corp.	18,000	639,900
AMBAC Financial Group, Inc.	2,700	145,503
American International Group, Inc.	66,000	3,610,200
Aon Corp.	6,900	141,381
Chubb Corp.	300	16,449
Cincinnati Financial Corp.	4,000	142,320
Hartford Financial Services Group, Inc.	6,300	258,300
Jefferson-Pilot Corp.	3,900	156,390
John Hancock Financial Services, Inc.	4,600	127,880
Lincoln National Corp.	4,700	143,585
Loews Corp.	4,800	205,872
Marsh & McLennan Companies, Inc.	11,700	487,188
MBIA, Inc.	3,800	151,810
MetLife, Inc.	17,800	405,128
MGIC Investment Corp.	2,700	110,241
Principal Financial Group, Inc.*	9,100	238,238
Prudential Financial, Inc.*	17,500	499,800
Safeco Corp.	3,300	104,874
St. Paul Companies, Inc.	5,700	163,704
Torchmark Corp.	700	23,982
Travelers Property Casualty Corp.*	25,300	342,311
UnumProvident Corp.	2,400	48,840
XL Capital Ltd. "A"	3,500	257,250
		8,932,679
Real Estate 0.2%
Equity Office Properties Trust (REIT)	7,700	198,814
Equity Residential (REIT)	3,900	93,366
Plum Creek Timber Co., Inc. (REIT)	4,700	106,267
Simon Property Group, Inc. (REIT)	6,900	246,537
		644,984
Health Care 7.6%
Biotechnology 0.5%
Amgen, Inc.*	34,300	1,430,310
Biogen, Inc.*	3,800	111,226
Chiron Corp.*	7,000	244,580
Genzyme Corp. (General Division)*	5,500	113,355
MedImmune, Inc.*	6,400	133,568
		2,033,039
Health Care Equipment & Supplies 0.9%
Bausch & Lomb, Inc.	1,300	43,121
Baxter International, Inc.	2,700	82,485
Becton, Dickinson & Co.	3,700	105,080
Biomet, Inc.	12,100	322,223
Boston Scientific Corp.*	12,900	407,124
C.R. Bard, Inc.	1,300	71,019
Guidant Corp.*	10,000	323,100
Medtronic, Inc.	28,600	1,204,632
St. Jude Medical, Inc.*	8,700	310,590
Stryker Corp.	3,700	213,120
Zimmer Holdings, Inc.*	4,900	187,866
		3,270,360
Health Care Providers & Services 1.2%
Aetna, Inc.	3,700	132,497
AmerisourceBergen Corp.	2,600	185,692
Anthem, Inc.*	3,600	234,000
Cardinal Health, Inc.	11,400	709,080
CIGNA Corp.	3,500	247,625
HCA, Inc.	13,000	618,930
Health Management Associates, Inc.*	10,200	206,244
HEALTHSOUTH Corp.*	10,000	41,500
Humana, Inc.*	4,300	53,320
Manor Care, Inc.*	6,100	137,128
McKesson Corp.	7,200	203,976
Quintiles Transnational Corp.*	3,000	28,530
Tenet Healthcare Corp.*	15,800	782,100
UnitedHealth Group, Inc.	7,700	671,594
Wellpoint Health Networks, Inc.*	4,700	344,510
		4,596,726
Pharmaceuticals 5.0%
Abbott Laboratories	39,400	1,591,760
Allergan, Inc.	6,400	348,160
Bristol-Myers Squibb Co.	49,100	1,168,580
Eli Lilly & Co.	28,400	1,571,656
Forest Laboratories, Inc.*	6,700	549,467
Johnson & Johnson	75,300	4,072,224
King Pharmaceuticals, Inc.*	6,300	114,471
Merck & Co., Inc.	49,300	2,253,503
Pfizer, Inc.	156,600	4,544,532
Pharmacia Corp.	32,600	1,267,488
Schering-Plough Corp.	37,000	788,840
Watson Pharmaceuticals, Inc.*	5,600	137,256
Wyeth	23,000	731,400
		19,139,337
Industrials 5.8%
Aerospace & Defense 0.9%
Boeing Co.	21,300	726,969
General Dynamics Corp.	500	40,665
Goodrich Corp.	2,700	50,976
Honeywell International, Inc.	20,700	448,362
Lockheed Martin Corp.	11,400	737,238
Northrop Grumman Corp.	2,200	272,888
Raytheon Co.	10,100	295,930
Rockwell Collins, Inc.	1,100	24,134
United Technologies Corp.	12,000	677,880
		3,275,042
Air Freight & Logistics 0.6%
FedEx Corp.	9,200	460,644
Ryder System, Inc.	1,600	39,888
United Parcel Service, Inc. "B"	28,200	1,763,346
		2,263,878
Airlines 0.1%
AMR Corp.*	4,000	16,720
Delta Air Lines, Inc.	3,200	29,728
Southwest Airlines Co.	19,700	257,282
		303,730
Building Products 0.1%
American Standard Companies, Inc.*	3,000	190,860
Masco Corp.	18,300	357,765
		548,625
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*	5,000	36,750
Apollo Group, Inc. "A"*	8,000	347,440
Automatic Data Processing, Inc.	13,500	469,395
Avery Dennison Corp.	1,300	74,074
Cendant Corp.*	38,200	411,032
Cintas Corp.	2,400	100,608
Concord EFS, Inc.*	13,000	206,440
Convergys Corp.*	4,400	66,132
Deluxe Corp.	1,600	72,096
Equifax, Inc.	200	4,348
First Data Corp.	19,300	539,435
Fiserv, Inc.*	7,400	207,792
H&R Block, Inc.	7,900	331,879
Pitney Bowes, Inc.	3,900	118,911
R.R. Donnelley & Sons Co.	9,200	216,292
Robert Half International, Inc.*	9,200	146,004
Sabre Holdings Corp.*	11,100	214,785
Waste Management, Inc.	12,100	282,172
		3,845,585
Construction & Engineering 0.0%
Fluor Corp.	2,000	48,880
McDermott International, Inc.*	1,600	9,808
		58,688
Electrical Equipment 0.2%
American Power Conversion Corp.*	12,600	120,456
Cooper Industries, Inc. "A"	4,900	148,715
Emerson Electric Co.	8,700	382,278
Molex, Inc.	4,900	115,248
Power-One, Inc.*	2,000	5,960
Thomas & Betts Corp.*	7,100	100,039
		872,696
Industrial Conglomerates 2.1%
3M Co.	9,900	1,088,703
General Electric Co.	244,300	6,021,995
Textron, Inc.	1,300	44,330
Tyco International Ltd.	50,500	712,050
		7,867,078
Machinery 0.6%
Cummins, Inc.	4,200	99,204
Danaher Corp.	3,900	221,715
Deere & Co.	9,500	431,775
Dover Corp.	2,100	53,298
Eaton Corp.	1,800	114,732
Illinois Tool Works, Inc.	6,400	373,312
Ingersoll-Rand Co. "A"	4,300	148,092
ITT Industries, Inc.	4,700	292,951
Navistar International Corp.	5,100	110,568
PACCAR, Inc.	7,700	260,183
		2,105,830
Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	6,700	160,264
CSX Corp.	5,400	142,452
Norfolk Southern Corp.	5,700	115,083
Union Pacific Corp.	6,400	370,368
		788,167
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	500	21,275
Information Technology 6.6%
Communications Equipment 1.0%
ADC Telecommunications, Inc. *	20,300	23,345
Andrew Corp.*	2,500	16,375
Avaya, Inc.*	9,200	13,156
CIENA Corp.*	11,000	32,670
Cisco Systems, Inc.*	191,600	2,007,968
Comverse Technologies, Inc.*	4,700	32,853
Corning, Inc.*	24,200	38,720
JDS Uniphase Corp.*	34,700	67,596
Lucent Technologies, Inc.*	87,700	66,652
Motorola, Inc.	73,600	749,248
QUALCOMM, Inc.*	19,500	538,590
Scientific-Atlanta, Inc.	10,000	125,100
Tellabs, Inc.*	10,400	42,328
		3,754,601
Computers & Peripherals 1.6%
Apple Computer, Inc.*	9,000	130,500
Dell Computer Corp.*	68,900	1,620,528
EMC Corp.*	56,700	259,119
Gateway, Inc.*	8,300	24,651
Hewlett-Packard Co.	76,501	892,761
International Business Machines Corp.	43,200	2,522,448
Lexmark International, Inc.*	5,000	235,000
NCR Corp.*	6,100	120,780
Network Appliance, Inc.*	8,500	62,305
Sun Microsystems, Inc.*	83,300	215,747
		6,083,839
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	11,800	154,108
Jabil Circuit, Inc.*	15,300	226,134
Millipore Corp.	1,200	38,148
PerkinElmer, Inc.	3,200	17,440
Sanmina Corp.*	13,500	37,395
Solectron Corp.*	20,900	44,099
Symbol Technologies, Inc.	5,800	44,486
Tektronix, Inc.*	6,500	106,795
Waters Corp.*	3,400	82,450
		751,055
Internet Software & Services 0.0%
Yahoo!, Inc.*	15,200	145,464
IT Consulting & Services 0.1%
Computer Sciences Corp.*	4,400	122,276
Electronic Data Systems Corp.	12,100	169,158
SunGard Data Systems, Inc.*	7,200	140,040
Unisys Corp.*	8,300	58,100
		489,574
Office Electronics 0.0%
Xerox Corp.*	18,500	91,575
Semiconductor Equipment & Products 1.4%
Advanced Micro Devices, Inc.*	8,700	46,458
Altera Corp.*	9,900	85,833
Analog Devices, Inc.*	5,300	104,410
Applied Materials, Inc.*	48,600	561,330
Applied Micro Circuits Corp.*	7,600	21,736
Broadcom Corp. "A"*	12,800	136,704
Intel Corp.	168,900	2,346,021
KLA-Tencor Corp.*	7,700	215,138
Linear Technology Corp.	6,400	132,608
LSI Logic Corp.*	9,400	59,690
Maxim Integrated Products, Inc.*	11,500	284,740
Micron Technology, Inc.*	15,300	189,261
National Semiconductor Corp.*	4,600	54,924
Novellus Systems, Inc.*	7,400	153,994
NVIDIA Corp.*	3,900	33,384
PMC-Sierra, Inc.*	4,200	16,296
QLogic Corp.*	5,200	135,408
Teradyne, Inc.*	4,600	44,160
Texas Instruments, Inc.	43,800	646,926
Xilinx, Inc.*	8,700	137,791
		5,406,812
Software 2.3%
Autodesk, Inc.	3,000	38,010
BMC Software, Inc.*	6,200	81,034
Citrix Systems, Inc.*	4,700	28,341
Computer Associates International, Inc.	14,800	142,080
Compuware Corp.*	9,600	29,280
Electronic Arts, Inc.*	4,700	310,012
Intuit, Inc.*	7,100	323,263
Mercury Interactive Corp.*	4,200	72,072
Microsoft Corp.*	138,600	6,055,444
Novell, Inc.*	9,300	19,530
Oracle Corp.*	137,500	1,080,750
Parametric Technology Corp.*	6,600	11,880
PeopleSoft, Inc.*	11,000	136,070
Rational Software Corp.*	4,900	21,168
Siebel Systems, Inc.*	12,200	70,150
VERITAS Software Corp.*	16,200	238,302
		8,657,386
Materials 1.5%
Chemicals 0.7%
Air Products & Chemicals, Inc.	3,900	163,839
Dow Chemical Co.	25,700	701,867
E.I. du Pont de Nemours & Co.	20,100	725,007
Eastman Chemical Co.	3,900	148,863
Ecolab, Inc.	1,300	54,249
Great Lakes Chemicals Corp.	1,200	28,824
Hercules, Inc.*	2,700	24,867
Monsanto Co.	11,600	177,364
PPG Industries, Inc.	4,200	187,740
Praxair, Inc.	4,100	209,551
Rohm & Haas Co.	3,400	105,400
Sigma-Aldrich Corp.	3,600	177,372
		2,704,943
Construction Materials 0.0%
Vulcan Materials Co.	300	10,848
Containers & Packaging 0.2%
Ball Corp.	4,600	231,794
Bemis Company, Inc.	4,300	212,420
Pactiv Corp.*	8,600	141,470
Sealed Air Corp.*	12,000	202,680
Temple-Inland, Inc.	1,400	54,082
		842,446
Metals & Mining 0.4%
Alcoa, Inc.	21,400	413,020
Allegheny Technologies, Inc.	2,100	14,532
Freeport McMoRan Copper & Gold, Inc. "B"*	15,800	212,668
Newmont Mining Corp.	10,000	275,100
Nucor Corp.	2,000	75,800
Phelps Dodge Corp.*	5,200	133,276
United States Steel Corp.	2,600	30,186
Worthington Industries, Inc.	11,700	218,790
		1,373,372
Paper & Forest Products 0.2%
Boise Cascade Corp.	1,500	34,200
Georgia-Pacific Corp.	5,800	75,922
International Paper Co.	12,300	410,697
Louisiana-Pacific Corp.*	2,700	17,469
MeadWestvaco Corp.	5,100	97,971
Weyerhaeuser Co.	5,600	245,112
		881,371
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.5%
AT&T Corp.	97,300	1,168,573
BellSouth Corp.	29,900	548,964
CenturyTel, Inc.	3,600	80,748
Citizens Communications Co.*	7,200	48,816
Qwest Communications International, Inc.*	42,700	97,356
SBC Communications, Inc.	75,000	1,507,500
Sprint Corp.	27,700	252,624
Verizon Communications, Inc.	69,000	1,893,360
		5,597,941
Wireless Telecommunication Services 0.1%
AT&T Wireless Services, Inc.*	69,200	285,104
Nextel Communications, Inc. "A"*	23,000	173,650
Sprint Corp. (PCS Group)*	25,300	49,588
		508,342
Utilities 1.6%
Electric Utilities 1.3%
Allegheny Energy, Inc.	3,100	40,610
Ameren Corp.	7,400	308,210
CINergy Corp.	6,700	210,581
CMS Energy Corp.	3,500	28,210
Consolidated Edison, Inc.	7,400	297,628
Constellation Energy Group, Inc.	800	19,832
Dominion Resources, Inc.	7,000	355,110
DTE Energy Co.	6,200	252,340
Edison International*	15,700	157,000
Entergy Corp.	3,600	149,760
Exelon Corp.	9,900	470,250
FirstEnergy Corp.	10,100	301,889
FPL Group, Inc.	4,500	242,100
PG&E Corp.*	17,200	193,672
Pinnacle West Capital Corp.	5,000	138,800
PPL Corp.	3,000	97,620
Progress Energy, Inc.	7,600	310,612
Public Service Enterprise Group, Inc.	2,600	79,300
Reliant Energy, Inc.	7,700	77,077
Southern Co.	20,700	595,746
TECO Energy, Inc.	3,900	61,932
TXU Corp.	9,000	375,390
Xcel Energy, Inc.	10,100	94,031
		4,857,700
Gas Utilities 0.2%
El Paso Corp.	14,800	122,396
KeySpan Corp.	5,900	197,650
Kinder Morgan, Inc.	6,300	223,335
NICOR, Inc.	1,100	31,020
NiSource, Inc.	9,800	168,854
Peoples Energy Corp.	900	30,321
Sempra Energy	9,300	182,745
		956,321
Multi-Utilities & Unregulated Power 0.1%
AES Corp.*	13,500	33,885
Calpine Corp.*	9,500	23,465
Duke Energy Corp.	21,100	412,505
Dynegy, Inc. "A"	9,000	10,440
Mirant Corp.*	10,300	22,763
Williams Companies, Inc.	13,300	30,058
		533,116
Total Common Stocks (Cost $263,731,907)		190,531,406

	Principal Amount ($)	Value ($)

Corporate Bonds 7.5%
Energy 0.9%
Consumers Energy Co., 6.25%, 9/15/2006	1,885,000	1,787,843
Progress Energy, Inc., 6.85%, 4/15/2012	1,560,000	1,689,670
		3,477,513
Financials 2.3%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	2,810,000	3,258,195
Erac USA Finance Co., 8.25%, 5/1/2005	1,095,000	1,204,655
Household Finance Corp.:
5.75%, 1/30/2007	330,000	321,125
6.5%, 1/24/2006	720,000	726,191
Pemex Project Funding Master Trust, 8.5%, 2/15/2008	1,660,000	1,732,625
Verizon Global Funding Corp., 7.25%, 12/1/2010	1,375,000	1,438,729
		8,681,520
Health Care 0.6%
Health Care Service Corp., 7.75%, 6/15/2011	1,895,000	2,136,152
Industrials 1.8%
Dow Chemical Co., 6.0%, 10/1/2012	1,440,000	1,510,394
Questar Market Resources, 7.0%, 1/16/2007	2,035,000	2,209,874
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	2,766,189	3,038,233
		6,758,501
Utilities 2.0%
Dominion Resources, Inc., 5.7%, 9/17/2012	840,000	865,250
Enogex, Inc., 8.125%, 1/15/2010	3,125,000	3,555,703
Old Dominion Electric, 6.25%, 6/1/2011	2,605,000	2,914,940
Potomac Edison Co., 8.0%, 6/1/2024	140,000	150,331
		7,486,224
Total Corporate Bonds (Cost $26,377,993)		28,539,910

Asset Backed 8.2%
Automobile Receivables 2.4%
Felco Funding II LLC, 7.72%, 12/15/2005	3,140,000	3,271,622
Household Automotive Trust "A4", Series 2001-3, 4.37%, 12/17/2008	2,730,000	2,840,356
Ryder Vehicle Lease Trust, 5.81%, 8/15/2006	2,855,000	3,014,479
		9,126,457
Credit Card Receivables 0.3%
CitiBank Credit Card Master Trust, 5.875%, 3/10/2011	1,000,000	1,110,195
Home Equity Loans 3.5%
Advanta Mortgage Loan Trust "A-6", Series 2000-2, 7.72%, 3/25/2015	1,883,000	2,114,438
Conseco Finance:
"AF5", Series 1999-H, 5.21%, 11/15/2029	5,030,000	5,533,605
"AF6", Series 2000-B, 7.8%, 5/15/2020	3,652,852	3,913,181
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	835,000	957,879
Federal Home Loan Mortgage Corp., 4.688%, 9/25/2027	720,000	734,386
		13,253,489
Manufactured Housing Receivables 2.0%
Greenpoint Manufactured Housing:
"A2", Series 1999-1, 6.01%, 8/15/2015	2,495,026	2,543,101
"A3", Series 1999-5, 7.33%, 8/15/2015	4,880,000	5,175,072
		7,718,173
Total Asset Backed (Cost $29,457,301)		31,208,314

Foreign Bonds - US$ Denominated 3.1%
Arcel Finance Ltd., 5.984%, 2/1/2009	2,735,000	2,930,115
Autopista Del Maipo, 7.373%, 6/15/2022	2,690,000	2,898,018
Eastern Energy Ltd, Series TCRS, 7.25%, 12/1/2016	2,875,000	3,409,132
PF Export Receivable Master Trust, 6.6%, 12/1/2011	2,050,000	2,302,806
Principal Financial Group, 8.2%, 8/15/2009	235,000	273,577
Total Foreign Bonds - US$ Denominated (Cost $10,414,256)		11,813,648

US Government & Agencies 2.8%
US Treasury Bond:
6.0%, 2/15/2026	1,332,000	1,552,664
7.25%, 5/15/2016	5,449,000	7,074,758
US Treasury Note, 6.0%, 8/15/2009	1,633,000	1,912,076
Total US Government & Agencies (Cost $10,047,309)		10,539,498

US Government Agency Pass-Thrus 1.3%
Federal National Mortgage Association:
6.26%, 6/1/2009	1,869,915	2,117,261
6.361%, 7/1/2008	1,825,046	2,031,155
9.0%, 11/1/2030	946,481	1,017,240
Total US Government Agency Pass-Thrus (Cost $4,566,027)		5,165,656

Collateralized Mortgage Obligations 7.1%
Chase Mortgage Finance Corp., Series 1998-S6, 6.75%, 10/25/2028	5,520,000	5,773,138
Countrywide Home Loans, Series 2001-24, 6.25%, 1/25/2032	2,934,799	3,043,680
Federal Home Loan Mortgage Corp.:
"PE", Series 2512, 5.5%, 10/15/2022	1,725,000	1,712,063
"BD", Series 2453, 6.0%, 5/15/2017	1,000,000	1,064,426
"PE", Series 2208, 7.0%, 12/15/2028	710,000	733,184
Federal National Mortgage Association:
"A2", Series 2002-W9, 4.7%, 8/25/2042	410,000	414,502
"A2", Series 2002-W10, 4.7%, 8/25/2042	410,000	414,773
5.5% with various maturities until 8/25/2012	4,010,000	4,199,864
"QN", Series 2001-51, 6.0%, 10/25/2016	1,865,000	1,984,157
"A3", Series 2002-T12, 7.5%, 5/25/2042	750,000	803,719
GE Capital Mortgage Services, Inc., 7.0%, 11/25/2007	3,420,087	3,467,250
Wells Fargo Mortgage Backed Securities Trust, Series 2001-15, 6.5%, 7/25/2031	3,410,000	3,541,524
Total Collateralized Mortgage Obligations (Cost $25,964,750)		27,152,280

Municipal Investments 4.7%
Connecticut, Industrial Development Revenue, Development Authority, Series A, 8.375%, 10/15/2004	540,000	571,547
Greater Kentucky, Multi Family Housing Revenue, Housing Assistance Corp, Series B, 7.2%, 2/1/2006	1,035,000	1,048,652
Harrisburg, PA, Multi Family Housing Revenue, 10.0%, 7/15/2024	5,340,000	5,345,447
Lansing, MI, Water & Sewer Revenue, Board Water & Light Water Supply Steam, Series B, 7.3%, 7/1/2006	3,155,000	3,626,862
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027	855,000	1,042,980
Pennsylvania, Transportation/Tolls Revenue, Port Authority, Series A, 7.27%, 1/1/2007	930,000	1,081,330
Ross County, OH, Water Co., Inc., Water Revenue, 8.25%, 8/1/2025	2,435,000	2,838,431
Suffolk, VA, Multi Family Housing Revenue, Redevelopment and Housing Authority, Series T, 6.6%, 7/1/2015	1,985,000	2,304,704
Total Municipal Investments (Cost $16,649,988)		17,859,953

US Treasury Obligations 1.7%
US Treasury Bills:
1.657%**, 10/24/2002	575,000	574,423
1.687%**, 10/17/2002	5,790,000	5,786,011
Total US Treasury Obligations (Cost $6,360,108)		6,360,434

	Shares	Value ($)

Investment in Affiliated Investment Company 9.1%
Deutsche Cash Management Fund Institutional	34,542,927	34,542,927
Total Investment in Affiliated Investment Company (Cost $34,542,927)		34,542,927

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $428,112,566) (a)	95.5	363,714,026
Other Assets and Liabilities, Net	4.5	17,262,958
Net Assets	100.0	380,976,984

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $447,464,871. At September 30, 2002, net unrealized depreciation for all securities based on tax cost was $83,750,845. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,589,554 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $91,340,399.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At September 30, 2002, open futures contracts sold short were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)
10 Year CBT US Treasury Note	12/19/2002	94	10,420,448	10,895,188
Total unrealized depreciation on open futures contracts				(474,740)

At September 30, 2002, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)
10 Year Canada Bond	12/18/2002	173	11,945,806	11,706,021
DAX Index	12/20/2002	29	1,599,509	2,023,342
FTSE 100 Index	12/20/2002	137	7,072,951	7,984,431
MIB 30 Index	12/20/2002	19	1,715,564	2,034,366
S&P 500 Index	12/19/2002	48	9,597,179	9,780,000
S&P 500 EMINI Index	12/20/2002	6	219,981	244,500
S&P/TSE 60 Index	12/19/2002	169	6,955,811	7,366,448
Topix Index	12/12/2002	53	4,086,778	3,972,606
Total unrealized depreciation on open futures contracts				(1,918,135)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of September 30, 2002 (Unaudited)

Asset Management Portfolio II

	Shares	Value ($)

Common Stocks 30.7%
Consumer Discretionary 4.4%
Auto Components 0.1%
Cooper Tire & Rubber Co.	741	11,960
Dana Corp.	328	4,290
Delphi Automotive Systems Corp.	1,128	9,644
Goodyear Tire & Rubber Co.	361	3,209
Johnson Controls, Inc.	184	14,135
TRW, Inc.	282	16,511
Visteon Corp.	289	2,737
		62,486
Automobiles 0.2%
Ford Motor Co.	3,774	36,986
General Motors Corp.	1,324	51,504
Harley-Davidson, Inc.	630	29,264
		117,754
Hotel Restaurants & Leisure 0.4%
Carnival Corp. "A"	961	24,121
Darden Restaurants, Inc.	357	8,654
Harrah's Entertainment, Inc.*	370	17,838
Hilton Hotels Corp.	807	9,184
International Game Technology*	271	18,737
Marriott International, Inc. "A"	941	27,280
Starbucks Corp.*	1,127	23,340
Starwood Hotels & Resorts Worldwide, Inc.	420	9,366
Wendy's International, Inc.	439	14,535
YUM! Brands, Inc.*	851	23,581
		176,636
Household Durables 0.2%
American Greeting Corp. "A"	530	8,533
Black & Decker Corp.	177	7,422
Centex Corp.	127	5,632
Fortune Brands, Inc.	180	8,512
KB Home	369	18,022
Leggett & Platt, Inc.	101	1,999
Maytag Corp.	163	3,778
Newell Rubbermaid, Inc.	561	17,318
Pulte Homes, Inc.	127	5,414
The Stanley Works	177	5,783
Whirlpool Corp.	344	15,776
		98,189
Internet & Catalog Retailing 0.1%
eBay, Inc.*	702	37,073
Leisure Equipment & Products 0.1%
Brunswick Corp.	803	16,895
Eastman Kodak Co.	608	16,562
Hasbro, Inc.	381	4,241
Mattel, Inc.	910	16,389
		54,087
Media 1.1%
AOL Time Warner, Inc.*	9,251	108,237
Clear Channel Communications, Inc.*	1,470	51,083
Comcast Corp. "A"*	1,957	40,823
Dow Jones & Co., Inc.	176	6,760
Gannett Co., Inc.	471	33,997
Knight-Ridder, Inc.	173	9,759
McGraw-Hill, Inc.	302	18,488
New York Times Co. "A"	456	20,725
Omnicom Group, Inc.	392	21,827
TMP Worldwide, Inc.*	233	2,097
Tribune Co.	476	19,902
Univision Communications, Inc. "A"*	773	17,624
Viacom, Inc. "B"*	3,845	155,915
Walt Disney Co.	4,259	64,481
		571,718
Multiline Retail 1.3%
Big Lots, Inc.*	242	3,831
Costco Wholesale Corp.*	1,144	37,031
Dillard's, Inc.	204	4,117
Dollar General Corp.	695	9,327
Federated Department Stores, Inc.*	612	18,017
J.C. Penney Co., Inc.	207	3,295
Kohl's Corp.*	797	48,466
Nordstrom, Inc.	282	5,059
Sears, Roebuck & Co.	664	25,896
Target Corp.	1,391	41,062
The May Department Stores Co.	351	7,992
Wal-Mart Stores, Inc.	9,162	451,137
		655,230
Specialty Retail 0.7%
AutoZone, Inc.*	392	30,913
Bed Bath & Beyond, Inc.*	995	32,407
Best Buy Co., Inc.*	394	8,790
Circuit City Stores-Circuit City Group	438	6,636
Gap, Inc.	1,820	19,747
Home Depot, Inc.	5,325	138,983
Lowe's Companies, Inc.	1,953	80,854
Office Depot, Inc.*	1,126	13,895
RadioShack Corp.*	353	7,081
Sherwin-Williams Co.	314	7,436
Staples, Inc.*	1,473	18,840
TJX Companies, Inc.	317	5,389
Toys ''R'' Us, Inc.*	717	7,299
		378,270
Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc.*	462	14,183
Liz Claiborne, Inc.	468	11,677
NIKE, Inc. "B"	720	31,090
Reebok International Ltd.*	669	16,758
The Limited, Inc.	48	688
VF Corp.	580	20,868
		95,264
Consumer Staples 3.1%
Beverages 1.0%
Adolph Coors Co. "B"	79	4,448
Anheuser-Busch Companies, Inc.	1,812	91,687
Brown-Forman Corp. "B"	45	3,013
Coca-Cola Co.	4,840	232,126
Coca-Cola Enterprises, Inc.	931	19,774
Pepsi Bottling Group, Inc.	588	13,759
PepsiCo, Inc.	3,681	136,013
		500,820
Food & Drug Retailing 0.3%
Albertson's, Inc.	202	4,880
CVS Corp.	565	14,323
Kroger Co.*	1,677	23,646
Safeway, Inc.*	1,008	22,478
Supervalu, Inc.	277	4,474
Sysco Corp.	1,385	39,320
Walgreen Co.	1,931	59,398
Winn-Dixie Stores, Inc.	295	3,870
		172,389
Food Products 0.5%
Archer Daniels Midland Co.	1,337	16,726
ConAgra Foods, Inc.	1,385	34,417
General Mills, Inc.	762	33,848
H.J. Heinz Co.	733	24,460
Hershey Foods Corp.	284	17,622
Kellogg Co.	851	28,296
McDonald's Corp.	2,309	40,777
Sara Lee Corp.	1,637	29,941
William Wrigley Jr. Co.	471	23,310
		249,397
Household Products 0.7%
Clorox Co.	484	19,447
Colgate-Palmolive Co.	1,133	61,125
Kimberly-Clark Corp.	952	53,921
Procter & Gamble Co.	2,710	242,220
		376,713
Personal Products 0.2%
Avon Products, Inc.	493	22,727
Gillette Co.	1,997	59,111
		81,838
Tobacco 0.4%
Philip Morris Companies, Inc.	4,710	182,748
R.J. Reynolds Tobacco Holdings, Inc.	190	7,661
UST, Inc.	132	3,724
		194,133
Energy 1.9%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	710	20,611
BJ Services Co.*	582	15,132
Halliburton Co.	910	11,748
Nabors Industries Ltd.*	515	16,866
Noble Corp.*	498	15,438
Rowan Companies, Inc.	557	10,382
Schlumberger Ltd.	1,203	46,267
Transocean Sedco Forex, Inc.	671	13,957
		150,401
Oil & Gas 1.6%
Amerada Hess Corp.	186	12,626
Anadarko Petroleum Corp.	819	36,478
Burlington Resources, Inc.	418	16,034
ChevronTexaco Corp.	2,128	147,364
ConocoPhillips	1,412	65,292
Devon Energy Corp.	330	15,923
EOG Resources, Inc.	241	8,666
Exxon Mobil Corp.	13,919	444,016
Kerr-McGee Corp.	514	22,328
Marathon Oil Corp.	367	8,324
Occidental Petroleum Corp.	556	15,779
Sunoco, Inc.	170	5,127
Unocal Corp.	304	9,543
		807,500
Financials 6.1%
Banks 2.5%
AmSouth Bancorp.	1,061	22,005
Bank of America Corp.	3,137	200,141
Bank of New York Co., Inc.	1,509	43,369
Bank One Corp.	2,447	91,518
BB&T Corp.	805	28,207
Charter One Financial, Inc.	498	14,792
Comerica, Inc.	371	17,890
Fifth Third Bancorp.	1,131	69,251
First Tennessee National Corp.	280	9,708
FleetBoston Financial Corp.	2,194	44,604
Golden West Financial Corp.	487	30,282
Huntington Bancshares, Inc.	144	2,619
J.P. Morgan Chase & Co.	4,154	78,884
KeyCorp	1,152	28,765
Marshall & Ilsley Corp.	209	5,829
National City Corp.	1,506	42,966
North Fork Bancorp., Inc.	350	13,244
Northern Trust Corp.	461	17,389
PNC Financial Services Group	593	25,007
Regions Financial Corp.	271	8,854
SouthTrust Corp.	434	10,525
SunTrust Banks, Inc.	595	36,581
Synovus Financial Corp.	311	6,413
U.S. Bancorp.	3,652	67,845
Union Planters Corp.	652	17,904
Wachovia Corp.	2,849	93,134
Washington Mutual, Inc.	2,335	73,482
Wells Fargo & Co.	3,545	170,727
Zions Bancorp.	191	8,314
		1,280,249
Diversified Financials 2.1%
American Express Co.	2,774	86,493
Bear Stearns Companies, Inc.	206	11,618
Capital One Finance Corp.	457	15,958
Charles Schwab Corp.	2,925	25,448
Citigroup, Inc.	10,914	323,600
Countrywide Credit Industries, Inc.	458	21,595
Fannie Mae	1,985	118,187
Franklin Resources, Inc.	343	10,667
Freddie Mac	1,446	80,831
Goldman Sachs Group, Inc.	1,005	66,360
Household International, Inc.	951	26,923
Lehman Brothers Holdings, Inc.	508	24,917
MBNA Corp.	2,666	49,001
Merrill Lynch & Co., Inc.	1,796	59,178
Moody's Corp.	587	28,470
Morgan Stanley	1,326	44,925
Providian Financial Corp.	599	2,935
SLM Corp.	323	30,084
State Street Corp.	684	26,430
Stilwell Financial, Inc.	491	5,926
		1,059,546
Insurance 1.4%
Ace Ltd.	547	16,197
AFLAC, Inc.	842	25,841
Allstate Corp.	1,476	52,472
AMBAC Financial Group, Inc.	224	12,071
American International Group, Inc.	5,448	298,006
Aon Corp.	565	11,577
Chubb Corp.	24	1,316
Cincinnati Financial Corp.	337	11,990
Hartford Financial Services Group, Inc.	515	21,115
Jefferson-Pilot Corp.	314	12,591
John Hancock Financial Services, Inc.	378	10,508
Lincoln National Corp.	384	11,731
Loews Corp.	394	16,899
Marsh & McLennan Companies, Inc.	967	40,266
MBIA, Inc.	307	12,265
MetLife, Inc.	1,465	33,343
MGIC Investment Corp.	222	9,064
Principal Financial Group, Inc.*	750	19,635
Prudential Financial, Inc.*	1,442	41,184
Safeco Corp.	283	8,994
St. Paul Companies, Inc.	472	13,556
Torchmark Corp.	57	1,953
Travelers Property Casualty Corp.*	2,101	28,422
UnumProvident Corp.	191	3,887
XL Capital Ltd. "A"	286	21,021
		735,904
Real Estate 0.1%
Equity Office Properties Trust (REIT)	638	16,473
Equity Residential (REIT)	327	7,828
Plum Creek Timber Co., Inc. (REIT)	386	8,727
Simon Property Group, Inc. (REIT)	544	19,437
		52,465
Health Care 4.6%
Biotechnology 0.3%
Amgen, Inc.*	2,829	117,969
Biogen, Inc.*	311	9,103
Chiron Corp.*	579	20,230
Genzyme Corp. (General Division)*	451	9,295
MedImmune, Inc.*	528	11,019
		167,616
Health Care Equipment & Supplies 0.5%
Bausch & Lomb, Inc.	119	3,947
Baxter International, Inc.	225	6,874
Becton, Dickinson & Co.	300	8,520
Biomet, Inc.	999	26,603
Boston Scientific Corp.*	1,068	33,706
C.R. Bard, Inc.	116	6,337
Guidant Corp.*	828	26,753
Medtronic, Inc.	2,379	100,203
St. Jude Medical, Inc.*	723	25,811
Stryker Corp.	304	17,510
Zimmer Holdings, Inc.*	406	15,566
		271,830
Health Care Providers & Services 0.7%
Aetna, Inc.	304	10,886
AmerisourceBergen Corp.	218	15,570
Anthem, Inc.*	294	19,110
Cardinal Health, Inc.	940	58,468
CIGNA Corp.	292	20,659
HCA, Inc.	1,071	50,990
Health Management Associates, Inc.*	839	16,965
HEALTHSOUTH Corp.*	862	3,577
Humana, Inc.*	373	4,625
Manor Care, Inc.*	501	11,262
McKesson Corp.	598	16,941
Quintiles Transnational Corp.*	259	2,463
Tenet Healthcare Corp.*	1,305	64,598
UnitedHealth Group, Inc.	633	55,210
Wellpoint Health Networks, Inc.*	390	28,587
		379,911
Pharmaceuticals 3.1%
Abbott Laboratories	3,248	131,219
Allergan, Inc.	526	28,614
Bristol-Myers Squibb Co.	4,044	96,247
Eli Lilly & Co.	2,340	129,496
Forest Laboratories, Inc.*	554	45,434
Johnson & Johnson	6,210	335,837
King Pharmaceuticals, Inc.*	523	9,503
Merck & Co., Inc.	4,064	185,765
Pfizer, Inc.	12,920	374,924
Pharmacia Corp.	2,692	104,665
Schering-Plough Corp.	3,055	65,133
Watson Pharmaceuticals, Inc.*	455	11,152
Wyeth	1,897	60,325
		1,578,314
Industrials 3.5%
Aerospace & Defense 0.5%
Boeing Co.	1,748	59,659
General Dynamics Corp.	42	3,416
Goodrich Corp.	226	4,267
Honeywell International, Inc.	1,706	36,952
Lockheed Martin Corp.	940	60,790
Northrop Grumman Corp.	186	23,071
Raytheon Co.	828	24,260
Rockwell Collins, Inc.	89	1,953
United Technologies Corp.	985	55,643
		270,011
Air Freight & Logistics 0.4%
FedEx Corp.	760	38,053
Ryder System, Inc.	129	3,216
United Parcel Service, Inc. "B"	2,326	145,445
		186,714
Airlines 0.0%
AMR Corp.*	339	1,417
Delta Air Lines, Inc.	273	2,536
Southwest Airlines Co.	1,598	20,870
		24,823
Building Products 0.1%
American Standard Companies, Inc.*	248	15,778
Masco Corp.	1,509	29,501
		45,279
Commercial Services & Supplies 0.6%
Allied Waste Industries, Inc.*	441	3,241
Apollo Group, Inc. "A"*	662	28,751
Automatic Data Processing, Inc.	1,113	38,699
Avery Dennison Corp.	119	6,781
Cendant Corp.*	3,148	33,872
Cintas Corp.	198	8,300
Concord EFS, Inc.*	1,103	17,516
Convergys Corp.*	361	5,426
Deluxe Corp.	131	5,903
Equifax, Inc.	17	370
First Data Corp.	1,591	44,468
Fiserv, Inc.*	612	17,185
H&R Block, Inc.	649	27,264
Pitney Bowes, Inc.	316	9,635
R.R. Donnelley & Sons Co.	793	18,643
Robert Half International, Inc.*	757	12,014
Sabre Holdings Corp.*	913	17,667
Waste Management, Inc.	975	22,737
		318,472
Construction & Engineering 0.0%
Fluor Corp.	167	4,081
McDermott International, Inc.*	139	852
		4,933
Electrical Equipment 0.1%
American Power Conversion Corp.*	1,039	9,933
Cooper Industries, Inc. "A"	402	12,201
Emerson Electric Co.	726	31,900
Molex, Inc.	404	9,502
Power-One, Inc.*	183	545
Thomas & Betts Corp.*	589	8,299
		72,380
Industrial Conglomerates 1.3%
3M Co.	812	89,296
General Electric Co.	20,123	496,030
Textron, Inc.	105	3,581
Tyco International Ltd.	4,158	58,628
		647,535
Machinery 0.4%
Cummins, Inc.	348	8,220
Danaher Corp.	317	18,021
Deere & Co.	782	35,542
Dover Corp.	170	4,315
Eaton Corp.	146	9,306
Illinois Tool Works, Inc.	534	31,148
Ingersoll-Rand Co. "A"	353	12,157
ITT Industries, Inc.	396	24,683
Navistar International Corp.	420	9,106
PACCAR, Inc.	624	21,085
		173,583
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	553	13,228
CSX Corp.	445	11,739
Norfolk Southern Corp.	471	9,509
Union Pacific Corp.	527	30,497
		64,973
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	41	1,745
Information Technology 4.1%
Communications Equipment 0.6%
ADC Telecommunications, Inc.*	1,663	1,912
Andrew Corp.*	214	1,402
Avaya, Inc.*	814	1,164
CIENA Corp.*	953	2,830
Cisco Systems, Inc.*	15,807	165,657
Comverse Technologies, Inc.*	400	2,796
Corning, Inc.*	1,962	3,139
JDS Uniphase Corp.*	2,793	5,441
Lucent Technologies, Inc.*	7,179	5,456
Motorola, Inc.	6,067	61,762
QUALCOMM, Inc.*	1,601	44,220
Scientific-Atlanta, Inc.	818	10,233
Tellabs, Inc.*	888	3,614
		309,626
Computers & Peripherals 1.0%
Apple Computer, Inc.*	741	10,745
Dell Computer Corp.*	5,680	133,594
EMC Corp.*	4,712	21,534
Gateway, Inc.*	711	2,112
Hewlett-Packard Co.	6,310	73,638
International Business Machines Corp.	3,559	207,810
Lexmark International, Inc.*	415	19,505
NCR Corp.*	501	9,920
Network Appliance, Inc.*	730	5,351
Sun Microsystems, Inc.*	6,904	17,881
		502,090
Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*	968	12,642
Jabil Circuit, Inc.*	1,260	18,623
Millipore Corp.	105	3,338
PerkinElmer, Inc.	266	1,450
Sanmina Corp.*	1,036	2,870
Solectron Corp.*	1,686	3,557
Symbol Technologies, Inc.	494	3,789
Tektronix, Inc.*	582	9,562
Waters Corp.*	290	7,033
		62,864
Internet Software & Services 0.0%
Yahoo!, Inc.*	1,254	12,001
IT Consulting & Services 0.1%
Computer Sciences Corp.*	357	9,921
Electronic Data Systems Corp.	951	13,295
SunGard Data Systems, Inc.*	605	11,767
Unisys Corp.*	715	5,005
		39,988
Office Electronics 0.0%
Xerox Corp.*	1,484	7,346
Semiconductor Equipment & Products 0.9%
Advanced Micro Devices, Inc.*	755	4,032
Altera Corp.*	842	7,300
Analog Devices, Inc.*	436	8,589
Applied Materials, Inc.*	4,008	46,292
Applied Micro Circuits Corp.*	656	1,876
Broadcom Corp. "A"*	1,058	11,299
Intel Corp.	13,940	193,627
KLA-Tencor Corp.*	636	17,770
Linear Technology Corp.	528	10,940
LSI Logic Corp.*	805	5,112
Maxim Integrated Products, Inc.*	947	23,448
Micron Technology, Inc.*	1,230	15,215
National Semiconductor Corp.*	378	4,513
Novellus Systems, Inc.*	612	12,736
NVIDIA Corp.*	330	2,825
PMC-Sierra, Inc.*	357	1,385
QLogic Corp.*	429	11,171
Teradyne, Inc.*	381	3,658
Texas Instruments, Inc.	3,611	53,334
Xilinx, Inc.*	708	11,213
		446,335
Software 1.4%
Autodesk, Inc.	255	3,231
BMC Software, Inc.*	538	7,032
Citrix Systems, Inc.*	406	2,448
Computer Associates International, Inc.	1,184	11,366
Compuware Corp.*	816	2,489
Electronic Arts, Inc.*	392	25,856
Intuit, Inc.*	587	26,726
Mercury Interactive Corp.*	345	5,920
Microsoft Corp.*	11,437	499,683
Novell, Inc.*	827	1,737
Oracle Corp.*	11,422	89,777
Parametric Technology Corp.*	557	1,003
PeopleSoft, Inc.*	905	11,195
Rational Software Corp.*	430	1,858
Siebel Systems, Inc.*	997	5,733
VERITAS Software Corp.*	1,333	19,608
		715,662
Materials 0.9%
Chemicals 0.4%
Air Products & Chemicals, Inc.	317	13,317
Dow Chemical Co.	2,123	57,979
E.I. du Pont de Nemours & Co.	1,655	59,696
Eastman Chemical Co.	320	12,214
Ecolab, Inc.	111	4,632
Great Lakes Chemicals Corp.	100	2,402
Hercules, Inc.*	227	2,091
Monsanto Co.	960	14,684
PPG Industries, Inc.	351	15,690
Praxair, Inc.	340	17,377
Rohm & Haas Co.	274	8,494
Sigma-Aldrich Corp.	293	14,436
		223,012
Construction Materials 0.0%
Vulcan Materials Co.	23	832
Containers & Packaging 0.1%
Ball Corp.	376	18,947
Bemis Company, Inc.	358	17,685
Pactiv Corp.*	707	11,630
Sealed Air Corp.*	987	16,670
Temple-Inland, Inc.	112	4,327
		69,259
Metals & Mining 0.2%
Alcoa, Inc.	1,762	34,007
Allegheny Technologies, Inc.	177	1,225
Freeport McMoRan Copper & Gold, Inc. "B"*	1,307	17,592
Newmont Mining Corp.	825	22,696
Nucor Corp.	163	6,178
Phelps Dodge Corp.*	432	11,072
United States Steel Corp.	223	2,589
Worthington Industries, Inc.	1,003	18,756
		114,115
Paper & Forest Products 0.2%
Boise Cascade Corp.	129	2,941
Georgia-Pacific Corp.	484	6,336
International Paper Co.	1,017	33,958
Louisiana-Pacific Corp.*	232	1,501
MeadWestvaco Corp.	419	8,049
Weyerhaeuser Co.	454	19,872
		72,657
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.9%
AT&T Corp.	8,027	96,404
BellSouth Corp.	2,466	45,276
CenturyTel, Inc.	309	6,931
Citizens Communications Co.*	625	4,238
Qwest Communications International, Inc.*	3,424	7,807
SBC Communications, Inc.	6,190	124,419
Sprint Corp.	2,282	20,812
Verizon Communications, Inc.	5,662	155,365
		461,252
Wireless Telecommunication Services 0.1%
AT&T Wireless Services, Inc.*	5,690	23,443
Nextel Communications, Inc. "A"*	1,900	14,345
Sprint Corp. (PCS Group)*	2,070	4,057
		41,845
Utilities 1.1%
Electric Utilities 0.8%
Allegheny Energy, Inc.	262	3,432
Ameren Corp.	612	25,490
CINergy Corp.	556	17,475
CMS Energy Corp.	285	2,297
Consolidated Edison, Inc.	609	24,494
Constellation Energy Group, Inc.	63	1,562
Dominion Resources, Inc.	577	29,271
DTE Energy Co.	508	20,676
Edison International*	1,293	12,930
Entergy Corp.	291	12,106
Exelon Corp.	816	38,760
FirstEnergy Corp.	835	24,958
FPL Group, Inc.	367	19,745
PG&E Corp.*	1,416	15,944
Pinnacle West Capital Corp.	409	11,354
PPL Corp.	246	8,005
Progress Energy, Inc.	628	25,666
Public Service Enterprise Group, Inc.	217	6,619
Reliant Energy, Inc.	666	6,667
Southern Co.	1,710	49,214
TECO Energy, Inc.	325	5,161
TXU Corp.	738	30,782
Xcel Energy, Inc.	871	8,109
		400,717
Gas Utilities 0.2%
El Paso Corp.	1,177	9,734
KeySpan Corp.	489	16,382
Kinder Morgan, Inc.	523	18,540
NICOR, Inc.	91	2,566
NiSource, Inc.	805	13,870
Peoples Energy Corp.	75	2,527
Sempra Energy	764	15,013
		78,632
Multi-Utilities & Unregulated Power 0.1%
AES Corp.*	1,063	2,668
Calpine Corp.*	833	2,058
Duke Energy Corp.	1,739	33,997
Dynegy, Inc. "A"	770	893
Mirant Corp.*	887	1,960
Williams Companies, Inc.	1,033	2,335
		43,911
Total Common Stocks (Cost $21,462,939)		15,718,325

	Principal Amount ($)	Value ($)

Corporate Bonds 10.2%
Consumer Discretionary 0.2%
Cox Communications, Inc.: 7.125%, 10/1/2010	55,000	54,860
7.75%, 11/1/2010	50,000	51,751
		106,611
Energy 0.7%
Consumers Energy Co., 6.25%, 9/15/2006	395,000	374,641
Financials 3.8%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	570,000	660,915
Ford Motor Credit Co., 7.6%, 8/1/2005	50,000	50,267
General Electric Capital Corp., 6.0%, 6/15/2012	295,000	317,809
General Motors Nova Finance, 6.85%, 10/15/2008	335,000	345,455
International Lease Finance Corp., 6.375%, 3/15/2009	105,000	110,859
Ohio National Financial Services, 7.0%, 7/15/2011	395,000	426,196
Pemex Project Funding Master Trust, 8.5%, 2/15/2008	35,000	36,531
		1,948,032
Health Care 0.7%
Health Care Service Corp., 7.75%, 6/15/2011	330,000	371,995
Industrials 2.3%
Questar Market Resources, 7.0%, 1/16/2007	345,000	374,647
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	474,958	521,668
U.S. Airways "G", Series 2000-3, 7.89%, 3/1/2019	275,420	285,671
		1,181,986
Utilities 2.5%
Dominion Resources, Inc., 5.7%, 9/17/2012	140,000	144,208
Ohio Valley Electric Corp., 5.94%, 2/12/2006	495,000	539,174
Potomac Edison Co., 8.0%, 6/1/2024	60,000	64,428
Sempra Energy, 6.95%, 12/1/2005	475,000	500,564
		1,248,374
Total Corporate Bonds (Cost $4,896,928)		5,231,639

Asset Backed 11.4%
Automobile Receivables 2.4%
Felco Funding II LLC, 7.72%, 12/15/2005	560,000	583,474
MMCA Automobile Trust "A4", Series 2002-2, 4.3%, 3/15/2010	390,000	405,909
WFS Financial Owner Trust, 3.5%, 2/20/2010	230,000	233,945
		1,223,328
Credit Card Receivables 0.5%
MBNA Master Credit Card Trust USA, 5.9%, 8/15/2011	220,000	244,244
Home Equity Loans 4.8%
Advanta Mortgage Loan Trust "A-6", Series 2000-2, 7.72%, 3/25/2015	361,000	405,370
Conseco Finance:
"AF5", Series 1999-H, 5.21%, 11/15/2029	890,000	979,107
"AF6", Series 2000-B, 7.8%, 5/15/2020	658,086	704,986
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	330,000	378,563
		2,468,026
Manufactured Housing Receivables 3.7%
Conseco Finance Securitizations Corp. "A4", Series 2001-1, 6.21%, 7/1/2032	884,000	927,336
Greenpoint Manufactured Housing "A3", Series 1999-5, 7.33%, 8/15/2020	890,000	943,814
		1,871,150
Total Asset Backed (Cost $5,462,579)		5,806,748

Foreign Bonds - US$ Denominated 2.9%
Autopista Del Maipo, 7.373%, 6/15/2022	565,000	608,691
Barclays Bank PLC, 6.86%, 6/15/2032	35,000	34,297
PF Export Rec Master Trust, 6.6%, 12/1/2011	550,000	617,826
Principal Financial Group, 8.2%, 8/15/2009	150,000	174,623
United Mexican States, 8.5%, 2/1/2006	55,000	60,088
Total Foreign Bonds - US$ Denominated (Cost $1,373,398)		1,495,525

US Government & Agencies 5.0%
US Treasury Bonds:
5.375%, 2/15/2031	85,000	94,456
6.0%, 2/15/2026	578,000	673,754
7.25%, 5/15/2016	350,000	454,426
US Treasury Notes:
5.875%, 11/15/2004	505,000	548,359
6.0%, 8/15/2009	396,000	463,676
6.125%, 8/15/2007	260,000	301,275
Total US Government & Agencies (Cost $2,447,186)		2,535,946

US Government Agency Pass-Thrus 1.9%
Federal National Mortgage Association:
6.361%, 7/1/2008	687,355	764,980
9.0%, 11/1/2030	170,511	183,259
Total US Government Agency Pass-Thrus (Cost $845,496)		948,239

Federal National Mortgage Association 0.0%
Federal National Mortgage Association, 7.0%, 4/1/2032 (Cost $18)	18	19

Collateralized Mortgage Obligations 6.9%
Bank of America Mortgage Securities, 7.125%, 12/25/2030	190,638	194,106
Countrywide Home Loans, Series 2001-24, 6.25%, 1/25/2032	579,737	601,245
Federal Home Loan Mortgage Corp.:
"CH", Series 2303, 6.0%, 11/15/2022	440,000	459,545
"PE", Series 2208, 7.0%, 12/15/2028	120,000	123,918
Federal National Mortgage Association:
"a2", Series 2002-w9, 4.7%, 8/25/2042	65,000	65,714
"A2", Series 2002-W10, 4.7%, 8/25/2042	65,000	65,757
5.5%, 7/25/2011	400,000	418,805
"QN", Series 2001-51, 6.0%, 10/25/2016	345,000	367,042
"A3", Series 2002-T12, 7.5%, 5/25/2042	120,000	128,595
GE Capital Mortgage Services, Inc., 7.0%, 11/25/2007	616,737	625,242
Wells Fargo Mortgage Backed Securities Trust, Series 2001-15, 6.5%, 7/25/2031	350,000	363,500
Wells Fargo Mortgage Backed SecuritiesTrust, Series 2001-27, 6.5%, 12/25/2031	119,090	121,587
Total Collateralized Mortgage Obligations (Cost $3,444,306)		3,535,056

Municipal Investments 6.5%
Harrisburg, PA, Multi Family Housing Revenue, 10.0%, 7/15/2024	1,025,000	1,026,046
Lansing, MI, Water & Sewer Revenue, Board Water & Light Water Supply Steam, Series B, 7.3%, 7/1/2006	605,000	695,482
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027	175,000	213,476
Pennsylvania, Transportation/Tolls Revenue, Port Authority, Series A, 7.27%, 1/1/2007	180,000	209,290
Ross County, OH, Water Co., Inc., Water Revenue, 8.25%, 8/1/2025	445,000	518,728
Virginia State, Multi Family Housing Revenue, Housing Development Authority, Series A, 6.51%, 5/1/2019	610,000	654,530
Total Municipal Investments (Cost $3,017,935)		3,317,552

US Treasury Obligations 9.2%
US Treasury Bills:
1.652%**, 10/24/2002	60,000	59,940
1.657%**, 12/12/2002	4,000,000	3,987,600
1.687%**, 10/17/2002	680,000	679,531
Total US Treasury Obligations (Cost $4,726,277)		4,727,071

	Shares	Value ($)

Investment in Affiliated Investment Company 12.0%
Deutsche Cash Management Fund Institutional	6,159,442	6,159,442
Total Investment in Affiliated Investment Company (Cost $6,159,442)		6,159,442

Asset Management Portfolio II

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $53,836,504) (a)	96.7	49,475,562
Other Assets and Liabilities, Net	3.3	1,711,753
Net Assets	100.0	51,187,315

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $55,680,146. At September 30, 2002, net unrealized depreciation for all securities based on tax cost was $6,204,584. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,180,899 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,385,483.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.
At September 30, 2002, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)
10 Year CBT US Treasury Note	12/19/2002	8	886,847	927,250
Total unrealized depreciation on open futures contracts				(40,403)

At September 30, 2002, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)
10 Year Canada Bond	12/18/2002	34	2,328,778	2,300,605
DAX Index	12/20/2002	4	220,622	279,082
Euro Bond	12/6/2002	2	225,819	222,850
FTSE 100 Index	12/20/2002	16	826,038	932,488
MIB 30 Index	12/20/2002	2	180,586	214,144
S&P 500 Index	12/19/2002	6	1,226,220	1,222,500
S&P 500 EMINI Index	12/20/2002	7	257,390	285,250
S&P/TSE 60 Index	12/19/2002	19	782,015	828,181
SPI 200 Index	12/31/2002	1	39,581	40,303
Topix Index	12/12/2002	7	539,763	524,684
Total unrealized depreciation on open futures contracts				(233,275)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of September 30, 2002 (Unaudited)

Asset Management Portfolio III

	Shares	Value ($)

Common Stocks 12.2%
Consumer Discretionary 1.6%
Auto Components 0.0%
Cooper Tire & Rubber Co.	108	1,743
Dana Corp.	46	602
Delphi Automotive Systems Corp.	170	1,454
Goodyear Tire & Rubber Co.	50	445
Johnson Controls, Inc.	27	2,074
TRW, Inc.	39	2,283
Visteon Corp.	46	436
		9,037
Automobiles 0.1%
Ford Motor Co.	556	5,449
General Motors Corp.	194	7,547
Harley-Davidson, Inc.	92	4,273
		17,269
Hotel Restaurants & Leisure 0.1%
Carnival Corp. "A"	140	3,514
Darden Restaurants, Inc.	52	1,260
Harrah's Entertainment, Inc.*	51	2,459
Hilton Hotels Corp.	112	1,275
International Game Technology*	40	2,766
Marriott International, Inc. "A"	137	3,972
Starbucks Corp.*	156	3,231
Starwood Hotels & Resorts Worldwide, Inc.	61	1,360
Wendy's International, Inc.	64	2,119
YUM! Brands, Inc.*	124	3,436
		25,392
Household Durables 0.1%
American Greeting Corp. "A"	66	1,063
Black & Decker Corp.	24	1,006
Centex Corp.	19	843
Fortune Brands, Inc.	26	1,230
KB Home	54	2,637
Leggett & Platt, Inc.	15	297
Maytag Corp.	24	556
Newell Rubbermaid, Inc.	82	2,531
Pulte Homes, Inc.	19	810
The Stanley Works	26	849
Tupperware Corp.	10	166
Whirlpool Corp.	50	2,293
		14,281
Internet & Catalog Retailing 0.0%
eBay, Inc.*	103	5,439
Leisure Equipment & Products 0.0%
Brunswick Corp.	117	2,462
Eastman Kodak Co.	89	2,424
Hasbro, Inc.	53	590
Mattel, Inc.	132	2,377
		7,853
Media 0.4%
AOL Time Warner, Inc.*	1,353	15,830
Clear Channel Communications, Inc.*	215	7,471
Comcast Corp. "A"*	288	6,008
Dow Jones & Co., Inc.	26	999
Gannett Co., Inc.	67	4,836
General Motors Corp. "H" (New)*	3	27
Knight-Ridder, Inc.	25	1,410
McGraw-Hill, Inc.	44	2,694
New York Times Co. "A"	67	3,045
Omnicom Group, Inc.	57	3,174
TMP Worldwide, Inc.*	34	306
Tribune Co.	70	2,927
Univision Communications, Inc. "A"*	113	2,576
Viacom, Inc. "B"*	562	22,789
Walt Disney Co.	622	9,417
		83,509
Multiline Retail 0.5%
Big Lots, Inc.*	35	554
Costco Wholesale Corp.*	161	5,212
Dillard's, Inc.	26	525
Dollar General Corp.	103	1,382
Federated Department Stores, Inc.*	89	2,620
J.C. Penney Co., Inc.	30	478
Kohl's Corp.*	117	7,115
Nordstrom, Inc.	41	736
Sears, Roebuck & Co.	96	3,744
Target Corp.	203	5,993
The May Department Stores Co.	51	1,161
Wal-Mart Stores, Inc.	1,339	65,932
		95,452
Specialty Retail 0.3%
AutoZone, Inc.*	57	4,495
Bed Bath & Beyond, Inc.*	149	4,853
Best Buy Co., Inc.*	58	1,294
Circuit City Stores - Circuit City Group	64	970
Gap, Inc.	266	2,886
Home Depot, Inc.	781	20,384
Lowe's Companies, Inc.	285	11,799
Office Depot, Inc.*	150	1,851
RadioShack Corp.*	108	2,166
Sherwin-Williams Co.	46	1,089
Staples, Inc.*	215	2,750
TJX Companies, Inc.	46	782
Toys ''R'' Us, Inc.*	105	1,069
		56,388
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.*	68	2,088
Liz Claiborne, Inc.	68	1,697
NIKE, Inc. "B"	105	4,534
Reebok International Ltd.*	98	2,455
The Limited, Inc.	7	100
VF Corp.	85	3,058
		13,932
Consumer Staples 1.3%
Beverages 0.4%
Adolph Coors Co. "B"	12	676
Anheuser-Busch Companies, Inc.	265	13,409
Brown-Forman Corp. "B"	7	469
Coca-Cola Co.	707	33,908
Coca-Cola Enterprises, Inc.	136	2,889
Pepsi Bottling Group, Inc.	86	2,012
PepsiCo, Inc.	537	19,842
		73,205
Food & Drug Retailing 0.1%
Albertson's, Inc.	29	701
CVS Corp.	82	2,079
Kroger Co.*	244	3,440
Longs Drug Stores Corp.	1	23
Safeway, Inc.*	147	3,278
Supervalu, Inc.	40	646
Sysco Corp.	202	5,735
Walgreen Co.	282	8,674
Winn-Dixie Stores, Inc.	43	564
		25,140
Food Products 0.2%
Archer Daniels Midland Co.	199	2,489
ConAgra Foods, Inc.	194	4,821
General Mills, Inc.	111	4,931
H.J. Heinz Co.	107	3,571
Hershey Foods Corp.	41	2,544
Kellogg Co.	124	4,123
McDonald's Corp.	343	6,057
Sara Lee Corp.	239	4,371
William Wrigley Jr. Co.	69	3,415
		36,322
Household Products 0.3%
Clorox Co.	70	2,813
Colgate-Palmolive Co.	166	8,956
Kimberly-Clark Corp.	140	7,930
Procter & Gamble Co.	395	35,305
		55,004
Personal Products 0.1%
Avon Products, Inc.	72	3,319
Gillette Co.	287	8,495
		11,814
Tobacco 0.2%
Philip Morris Companies, Inc.	688	26,694
R.J. Reynolds Tobacco Holdings, Inc.	30	1,210
UST, Inc.	19	536
		28,440
Energy 0.7%
Energy Equipment & Services 0.1%
Baker Hughes, Inc.	104	3,019
BJ Services Co.*	85	2,210
Halliburton Co.	132	1,704
Nabors Industries Ltd.*	75	2,456
Noble Corp.*	73	2,263
Rowan Companies, Inc.	81	1,510
Schlumberger Ltd.	175	6,731
Transocean Sedco Forex, Inc.	98	2,038
		21,931
Oil & Gas 0.6%
Amerada Hess Corp.	27	1,833
Anadarko Petroleum Corp.	122	5,434
Burlington Resources, Inc.	61	2,340
ChevronTexaco Corp.	310	21,468
ConocoPhillips	207	9,560
Devon Energy Corp.	48	2,316
EOG Resources, Inc.	35	1,259
Exxon Mobil Corp.	2,032	64,821
Kerr-McGee Corp.	75	3,258
Marathon Oil Corp.	53	1,202
Occidental Petroleum Corp.	76	2,157
Sunoco, Inc.	23	694
Unocal Corp.	44	1,381
		117,723
Financials 2.4%
Banks 1.0%
AmSouth Bancorp.	155	3,215
Bank of America Corp.	458	29,220
Bank of New York Co., Inc.	221	6,352
Bank One Corp.	357	13,352
BB&T Corp.	117	4,100
Charter One Financial, Inc.	72	2,153
Comerica, Inc.	54	2,604
Fifth Third Bancorp.	165	10,103
First Tennessee National Corp.	39	1,352
FleetBoston Financial Corp.	318	6,465
Golden West Financial Corp.	71	4,415
Huntington Bancshares, Inc.	21	382
J.P. Morgan Chase & Co.	607	11,527
KeyCorp	168	4,195
Marshall & Ilsley Corp.	30	837
National City Corp.	220	6,277
North Fork Bancorp., Inc.	50	1,892
Northern Trust Corp.	67	2,527
PNC Financial Services Group	86	3,627
Regions Financial Corp.	40	1,307
SouthTrust Corp.	63	1,528
SunTrust Banks, Inc.	87	5,349
Synovus Financial Corp.	45	928
U.S. Bancorp.	534	9,922
Union Planters Corp.	96	2,622
Wachovia Corp.	416	13,599
Washington Mutual, Inc.	338	10,637
Wells Fargo & Co.	520	25,043
Zions Bancorp.	28	1,219
		186,749
Diversified Financials 0.8%
American Express Co.	404	12,597
Bear Stearns Companies, Inc.	30	1,692
Capital One Finance Corp.	67	2,340
Charles Schwab Corp.	412	3,584
Citigroup, Inc.	1,595	47,292
Countrywide Credit Industries, Inc.	67	3,159
Fannie Mae	289	17,207
Franklin Resources, Inc.	50	1,555
Freddie Mac	211	11,795
Goldman Sachs Group, Inc.	144	9,508
Household International, Inc.	139	3,935
Lehman Brothers Holdings, Inc.	74	3,630
MBNA Corp.	390	7,168
Merrill Lynch & Co., Inc.	262	8,633
Moody's Corp.	90	4,365
Morgan Stanley	194	6,573
Providian Financial Corp.*	92	451
SLM Corp.	47	4,378
State Street Corp.	100	3,864
Stilwell Financial, Inc.	68	821
		154,547
Insurance 0.6%
Ace Ltd.	79	2,339
AFLAC, Inc.	122	3,744
Allstate Corp.	215	7,643
AMBAC Financial Group, Inc.	32	1,724
American International Group, Inc.	794	43,432
Aon Corp.	83	1,701
Chubb Corp.	4	219
Cincinnati Financial Corp.	49	1,743
Hartford Financial Services Group, Inc.	75	3,075
Jefferson-Pilot Corp.	46	1,845
John Hancock Financial Services, Inc.	55	1,529
Lincoln National Corp.	56	1,711
Loews Corp.	58	2,488
Marsh & McLennan Companies, Inc.	141	5,871
MBIA, Inc.	45	1,798
MetLife, Inc.	214	4,871
MGIC Investment Corp.	32	1,307
Principal Financial Group, Inc.*	108	2,827
Prudential Financial, Inc.*	211	6,026
Safeco Corp.	40	1,271
St. Paul Companies, Inc.	69	1,982
Torchmark Corp.	9	308
Travelers Property Casualty Corp.*	300	4,060
UnumProvident Corp.	28	570
XL Capital Ltd. "A"	41	3,014
		107,098
Real Estate 0.0%
Equity Office Properties Trust (REIT)	87	2,246
Equity Residential (REIT)	45	1,077
Plum Creek Timber Co., Inc. (REIT)	56	1,266
Simon Property Group, Inc. (REIT)	79	2,823
		7,412
Health Care 1.8%
Biotechnology 0.1%
Amgen, Inc.*	413	17,222
Biogen, Inc.*	45	1,317
Chiron Corp.*	85	2,970
Genzyme Corp. (General Division)*	66	1,360
MedImmune, Inc.*	77	1,607
		24,476
Health Care Equipment & Supplies 0.2%
Bausch & Lomb, Inc.	18	597
Baxter International, Inc.	33	1,008
Becton, Dickinson & Co.	44	1,250
Biomet, Inc.	146	3,888
Boston Scientific Corp.*	156	4,923
C.R. Bard, Inc.	16	874
Guidant Corp.*	121	3,910
Medtronic, Inc.	348	14,658
St. Jude Medical, Inc.*	104	3,713
Stryker Corp.	41	2,362
Zimmer Holdings, Inc.*	59	2,262
		39,445
Health Care Providers & Services 0.3%
Aetna, Inc.	44	1,576
AmerisourceBergen Corp.	32	2,285
Anthem, Inc.*	43	2,795
Cardinal Health, Inc.	137	8,521
CIGNA Corp.	43	3,042
HCA, Inc.	156	7,427
Health Management Associates, Inc.*	114	2,305
HEALTHSOUTH Corp.*	120	498
Humana, Inc.*	52	645
Manor Care, Inc.*	73	1,641
McKesson Corp.	87	2,465
Quintiles Transnational Corp.*	40	380
Tenet Healthcare Corp.*	190	9,405
UnitedHealth Group, Inc.	93	8,111
Wellpoint Health Networks, Inc.*	55	4,032
		55,128
Pharmaceuticals 1.2%
Abbott Laboratories	474	19,150
Allergan, Inc.	73	3,971
Bristol-Myers Squibb Co.	589	14,018
Eli Lilly & Co.	341	18,871
Forest Laboratories, Inc.*	81	6,643
Johnson & Johnson	907	49,051
King Pharmaceuticals, Inc.*	78	1,417
Merck & Co., Inc.	594	27,152
Pfizer, Inc.	1,888	54,790
Pharmacia Corp.	393	15,280
Schering-Plough Corp.	446	9,509
Watson Pharmaceuticals, Inc.*	66	1,618
Wyeth	277	8,809
		230,279
Industrials 1.4%
Aerospace & Defense 0.2%
Boeing Co.	255	8,703
General Dynamics Corp.	6	488
Goodrich Corp.	31	585
Honeywell International, Inc.	249	5,393
Lockheed Martin Corp.	138	8,924
Northrop Grumman Corp.	27	3,349
Raytheon Co.	121	3,545
Rockwell Collins, Inc.	7	154
United Technologies Corp.	143	8,078
		39,219
Air Freight & Logistics 0.1%
FedEx Corp.	111	5,558
Ryder System, Inc.	19	474
United Parcel Service, Inc. "B"	339	21,198
		27,230
Airlines 0.0%
AMR Corp.*	52	217
Delta Air Lines, Inc.	42	390
Southwest Airlines Co.	235	3,069
		3,676
Building Products 0.0%
American Standard Companies, Inc.*	36	2,290
Masco Corp.	220	4,301
		6,591
Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc.*	65	478
Apollo Group, Inc. "A"*	97	4,213
Automatic Data Processing, Inc.	163	5,668
Avery Dennison Corp.	16	912
Cendant Corp.*	460	4,950
Cintas Corp.	29	1,216
Concord EFS, Inc.*	156	2,477
Convergys Corp.*	53	797
Deluxe Corp.	19	856
Equifax, Inc.	3	65
First Data Corp.	232	6,484
Fiserv, Inc.*	89	2,499
H&R Block, Inc.	95	3,991
Pitney Bowes, Inc.	46	1,403
R.R. Donnelley & Sons Co.	110	2,586
Robert Half International, Inc.*	111	1,762
Sabre Holdings Corp.*	133	2,574
Waste Management, Inc.	146	3,405
		46,336
Construction & Engineering 0.0%
Fluor Corp.	24	587
McDermott International, Inc.*	21	129
		716
Electrical Equipment 0.1%
American Power Conversion Corp.*	152	1,453
Cooper Industries, Inc. "A"	54	1,639
Emerson Electric Co.	106	4,658
Molex, Inc.	59	1,388
Power-One, Inc.*	29	86
Thomas & Betts Corp.*	86	1,212
		10,436
Industrial Conglomerates 0.5%
3M Co.	118	12,976
General Electric Co.	2,945	72,594
Textron, Inc.	15	512
Tyco International Ltd.	607	8,559
		94,641
Machinery 0.1%
Cummins, Inc.	51	1,205
Danaher Corp.	46	2,615
Deere & Co.	118	5,363
Dover Corp.	25	635
Eaton Corp.	21	1,339
Illinois Tool Works, Inc.	77	4,491
Ingersoll-Rand Co. "A"	52	1,791
ITT Industries, Inc.	58	3,615
Navistar International Corp.	61	1,322
PACCAR, Inc.	93	3,142
		25,518
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	81	1,938
CSX Corp.	65	1,715
Norfolk Southern Corp.	69	1,393
Union Pacific Corp.	77	4,456
		9,502
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	6	255
Information Technology 1.7%
Communications Equipment 0.2%
ADC Telecommunications, Inc. *	271	312
Andrew Corp.*	33	216
Avaya, Inc.*	126	180
CIENA Corp.*	147	437
Cisco Systems, Inc.*	2,310	24,209
Comverse Technologies, Inc.*	61	426
Corning, Inc.*	317	507
JDS Uniphase Corp.*	402	783
Lucent Technologies, Inc.*	1,050	798
Motorola, Inc.	887	9,030
QUALCOMM, Inc.*	236	6,518
Scientific-Atlanta, Inc.	119	1,489
Tellabs, Inc.*	126	513
		45,418
Computers & Peripherals 0.4%
Apple Computer, Inc.*	108	1,566
Dell Computer Corp.*	830	19,522
EMC Corp.*	681	3,112
Gateway, Inc.*	110	327
Hewlett-Packard Co.	918	10,713
International Business Machines Corp.	502	29,312
Lexmark International, Inc.*	61	2,867
NCR Corp.*	73	1,445
Network Appliance, Inc.*	101	740
Palm, Inc.*	1	1
Sun Microsystems, Inc.*	999	2,587
		72,192
Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*	141	1,841
Jabil Circuit, Inc.*	184	2,720
Millipore Corp.	16	509
PerkinElmer, Inc.	44	240
Sanmina Corp.*	175	485
Solectron Corp.*	248	523
Symbol Technologies, Inc.	73	560
Tektronix, Inc.*	78	1,282
Waters Corp.*	45	1,091
		9,251
Internet Software & Services 0.0%
Yahoo!, Inc.*	183	1,751
IT Consulting & Services 0.0%
Computer Sciences Corp.*	52	1,445
Electronic Data Systems Corp.	146	2,041
SunGard Data Systems, Inc.*	86	1,673
Unisys Corp.*	99	693
		5,852
Office Electronics 0.0%
Xerox Corp.*	220	1,089
Semiconductor Equipment & Products 0.4%
Advanced Micro Devices, Inc.*	104	555
Altera Corp.*	117	1,014
Analog Devices, Inc.*	64	1,261
Applied Materials, Inc.*	586	6,768
Applied Micro Circuits Corp.*	101	289
Broadcom Corp. "A"*	155	1,655
Intel Corp.	2,031	28,211
KLA-Tencor Corp.*	93	2,598
Linear Technology Corp.	77	1,595
LSI Logic Corp.*	113	718
Maxim Integrated Products, Inc.*	138	3,417
Micron Technology, Inc.*	185	2,288
National Semiconductor Corp.*	55	657
Novellus Systems, Inc.*	89	1,852
NVIDIA Corp.*	51	437
PMC-Sierra, Inc.*	55	213
QLogic Corp.*	63	1,641
Teradyne, Inc.*	56	538
Texas Instruments, Inc.	527	7,784
Xilinx, Inc.*	104	1,647
		65,138
Software 0.6%
Autodesk, Inc.	39	494
BMC Software, Inc.*	75	980
Citrix Systems, Inc.*	59	356
Computer Associates International, Inc.	177	1,699
Compuware Corp.*	125	381
Electronic Arts, Inc.*	57	3,760
Intuit, Inc.*	86	3,916
Mercury Interactive Corp.*	48	824
Microsoft Corp.*	1,671	72,990
Novell, Inc.*	127	267
Oracle Corp.*	1,669	13,118
Parametric Technology Corp.*	85	153
PeopleSoft, Inc.*	135	1,670
Rational Software Corp.*	66	285
Siebel Systems, Inc.*	145	834
VERITAS Software Corp.*	195	2,868
		104,595
Materials 0.5%
Chemicals 0.2%
Air Products & Chemicals, Inc.	46	1,932
Dow Chemical Co.	310	8,466
E.I. du Pont de Nemours & Co.	237	8,549
Eastman Chemical Co.	47	1,794
Ecolab, Inc.	15	626
Great Lakes Chemicals Corp.	15	360
Hercules, Inc.*	33	304
Monsanto Co.	140	2,141
PPG Industries, Inc.	51	2,280
Praxair, Inc.	50	2,556
Rohm & Haas Co.	40	1,240
Sigma-Aldrich Corp.	43	2,119
		32,367
Construction Materials 0.0%
Vulcan Materials Co.	3	108
Containers & Packaging 0.1%
Ball Corp.	55	2,771
Bemis Company, Inc.	52	2,569
Pactiv Corp.*	92	1,513
Sealed Air Corp.*	144	2,432
Temple-Inland, Inc.	16	618
		9,903
Metals & Mining 0.1%
Alcoa, Inc.	257	4,960
Allegheny Technologies, Inc.	27	187
Arch Coal, Inc.	2	33
Freeport McMoRan Copper & Gold, Inc. "B"*	191	2,571
Newmont Mining Corp.	120	3,301
Nucor Corp.	24	910
Phelps Dodge Corp.*	63	1,615
United States Steel Corp.	34	395
Worthington Industries, Inc.	140	2,618
		16,590
Paper & Forest Products 0.1%
Boise Cascade Corp.	20	456
Georgia-Pacific Corp.	70	916
International Paper Co.	149	4,975
Louisiana-Pacific Corp.*	36	233
MeadWestvaco Corp.	61	1,172
Weyerhaeuser Co.	66	2,889
		10,641
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.4%
AT&T Corp.	1,173	14,088
BellSouth Corp.	360	6,610
CenturyTel, Inc.	43	964
Citizens Communications Co.*	86	583
Qwest Communications International, Inc.*	512	1,167
SBC Communications, Inc.	904	18,170
Sprint Corp.	333	3,037
Verizon Communications, Inc.	828	22,720
		67,339
Wireless Telecommunication Services 0.0%
AT&T Wireless Services, Inc.*	829	3,415
Nextel Communications, Inc. "A"*	278	2,099
Sprint Corp. (PCS Group)*	301	590
		6,104
Utilities 0.4%
Electric Utilities 0.3%
Allegheny Energy, Inc.	38	498
Ameren Corp.	89	3,707
CINergy Corp.	81	2,546
CMS Energy Corp.	47	379
Consolidated Edison, Inc.	89	3,580
Constellation Energy Group, Inc.	9	223
Dominion Resources, Inc.	84	4,261
DTE Energy Co.	74	3,012
Edison International*	189	1,890
Entergy Corp.	42	1,747
Exelon Corp.	119	5,653
FirstEnergy Corp.	122	3,647
FPL Group, Inc.	54	2,905
PG&E Corp.*	207	2,331
Pinnacle West Capital Corp.	60	1,666
PPL Corp.	36	1,171
Progress Energy, Inc.	92	3,760
Public Service Enterprise Group, Inc.	32	976
Reliant Energy, Inc.	93	931
Southern Co.	250	7,195
TECO Energy, Inc.	48	762
TXU Corp.	108	4,505
Xcel Energy, Inc.	134	1,248
		58,593
Gas Utilities 0.1%
El Paso Corp.	177	1,464
KeySpan Corp.	72	2,412
Kinder Morgan, Inc.	76	2,694
NICOR, Inc.	13	367
NiSource, Inc.	118	2,033
Peoples Energy Corp.	11	371
Sempra Energy	112	2,201
		11,542
Multi-Utilities & Unregulated Power 0.0%
AES Corp.*	179	449
Calpine Corp.*	128	316
Duke Energy Corp.	254	4,966
Dynegy, Inc. "A"	118	137
Mirant Corp.*	136	301
Williams Companies, Inc.	175	396
		6,565
Total Common Stocks (Cost $3,148,859)		2,292,423

	Principal Amount ($)	Value ($)

Corporate Bonds 11.7%
Energy 1.6%
Cincinnati Gas & Electric Co., 5.7%, 9/15/2012	80,000	81,464
Consumers Energy Co., 6.25%, 9/15/2006	135,000	128,042
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	90,000	84,637
		294,143
Financials 4.7%
American General Capital II, 8.5%, 7/1/2030	95,000	120,520
Ford Motor Credit Co., 6.875%, 2/1/2006	165,000	162,396
General Electric Capital Corp., 6.75%, 3/15/2032	75,000	80,441
General Motors Acceptance Corp., 6.125%, 8/28/2007	95,000	95,659
Household Finance Corp., 6.4%, 6/17/2008	80,000	78,651
Ohio National Financial Services, 7.0%, 7/15/2011	175,000	188,821
Pemex Project Funding Master Trust, 8.5%, 2/15/2008	15,000	15,656
Verizon Global Funding Corp., 7.25%, 12/1/2010	140,000	146,489
		888,633
Health Care 0.8%
Health Care Service Corp., 7.75%, 6/15/2011	140,000	157,816
Industrials 1.9%
Questar Market Resources, 7.0%, 1/16/2007	150,000	162,890
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	184,706	202,871
		365,761
Utilities 2.7%
Atlantic City Electric, 6.73%, 5/19/2008	185,000	212,272
Old Dominion Electric, 6.25%, 6/1/2011	185,000	207,011
Potomac Edison Co., 8.0%, 6/1/2024	75,000	80,535
		499,818
Total Corporate Bonds (Cost $2,109,153)		2,206,171

Asset Backed 10.7%
Automobile Receivables 3.2%
Felco Funding II LLC, 7.72%, 12/15/2005	250,000	260,479
MMCA Automobile Trust "A4", Series 2002-2, 4.3%, 3/15/2010	120,000	124,895
Ryder Vehicle Lease Trust, 5.81%, 8/15/2006	200,000	211,172
		596,546
Credit Card Receivables 0.9%
MBNA Master Credit Card Trust USA, 5.9%, 8/15/2011	145,000	160,979
Home Equity Loans 4.2%
Conseco Finance:
"AF5", Series 1999-H, 5.21%, 11/15/2029	430,000	473,052
"AF6", Series 2000-B, 7.8%,5/15/2020	305,199	326,950
		800,002
Manufactured Housing Receivables 2.4%
Greenpoint Manufactured Housing "A3", Series 1999-5, 7.33%, 8/15/2020	430,000	456,000
Total Asset Backed (Cost $1,890,344)		2,013,527

Foreign Bonds - US$ Denominated 2.8%
Autopista Del Maipo, 7.373%, 6/15/2022	185,000	199,306
PF Export Rec Master Trust, 6.6%, 12/1/2011	200,000	224,664
Royal Bank of Scotland, 8.817%, 9/30/2049	75,000	85,269
United Mexican States, 8.5%, 2/1/2006	20,000	21,850
Total Foreign Bonds - US$ Denominated (Cost $487,694)		531,089

US Government & Agencies 6.5%
US Treasury Bonds:
5.375%, 2/15/2031	30,000	33,338
6.0%, 2/15/2026	219,000	255,280
7.25%, 5/15/2016	237,000	307,711
US Treasury Notes:
5.875%, 11/15/2004	334,000	362,677
6.0%, 8/15/2009	140,000	163,926
6.125%, 8/15/2007	89,000	103,129
Total US Government & Agencies (Cost $1,180,622)		1,226,061

US Government Agency Pass-Thrus 3.1%
Federal National Mortgage Association:
6.361%, 7/1/2008	331,827	369,301
7.0%, 9/1/2031	196,647	205,368
Total US Government Agency Pass-Thrus (Cost $526,557)		574,669

Federal Home Loan Mortgage Corp. 0.9%
Federal Home Loan Mortgage Corp., 6.0%, 1/15/2017 (Cost $145,453)	150,000	159,809

Collateralized Mortgage Obligations 10.2%
Bank of America Mortgage Securities, 7.125%, 12/25/2030	87,469	89,060
Chase Mortgage Finance Corp., Series 1998-S6, 6.75%, 10/25/2028	450,000	470,636
Countrywide Home Loans, Series 2001-24, 6.25%, 1/25/2032	104,543	108,421
Federal Home Loan Mortgage Corp.:
"DB", Series 2483, 5.5%, 9/15/2012	80,000	84,078
"PE", Series 2512, 5.5%, 10/15/2022	200,000	198,500
"AE", Series 2293, 6.0%, 1/15/2029	148,917	153,158
"PE", Series 2208, 7.0%, 12/15/2028	50,000	51,633
"PR", Series 2198, 7.0%, 12/15/2028	90,000	94,360
Federal National Mortgage Association:
"a2", Series 2002-w9, 4.7%, 8/25/2042	25,000	25,275
"A2", Series 2002-W10, 4.7%, 8/25/2042	25,000	25,291
"UH", Series 2001-76, 5.0%, 5/25/2012	95,000	98,669
5.5%, 7/25/2011	140,000	146,582
"QN", Series 2001-51, 6.0%, 10/25/2016	115,000	122,347
"A3", Series 2002-T12, 7.5%, 5/25/2042	50,000	53,581
Wells Fargo Mortgage Backed Securities Trust, Series 2001-15, 6.5%, 7/25/2031	140,000	145,400
Wells Fargo Mortgage Backed SecuritiesTrust, Series 2001-27, 6.5%, 12/25/2031	54,132	55,267
Total Collateralized Mortgage Obligations (Cost $1,844,003)		1,922,258

Long-Term Municipal Investments 6.3%
Harrisburg, PA, Multi Family Housing Revenue, 10.0%, 7/15/2024	505,000	505,515
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027	95,000	115,887
Ross County, OH, Water Co., Inc., Water Revenue, 8.25%, 8/1/2025	215,000	250,621
Virginia State, Multi Family Housing Revenue, Housing Development Authority, Series A, 6.51%, 5/1/2019	290,000	311,170
Total Long-Term Municipal Investments (Cost $1,094,368)		1,183,193

	Shares	Value ($)

US Treasury Obligations 17.3%
US Treasury Bills:
1.652%**, 12/12/2002	3,000,000	2,990,700
1.657%**, 10/17/2002	240,000	239,835
1.687%**, 10/24/2002	25,000	24,975
Total US Treasury Obligations (Cost $3,254,925)		3,255,510

Investment in Affiliated Investment Company 17.0%
Deutsche Cash Management Fund Institutional	3,194,620	3,194,620
Total Investment in Affiliated Investment Company (Cost $3,194,620)		3,194,620

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $18,876,598) (a)	98.7	18,559,330
Other Assets and Liabilities, Net	1.3	251,227
Net Assets	100.0	18,810,557

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $19,379,491. At September 30, 2002, net unrealized depreciation for all securities based on tax cost was $820,161. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $446,074 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,266,235.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.
At September 30, 2002, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)
10 Year CBT US Treasury Note	12/19/2002	2	221,712	231,813
Total unrealized depreciation on open futures contracts				(10,101)

At September 30, 2002, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)
10 Year Canada Bond	12/18/2002	9	616,750	608,984
DAX Index	12/20/2002	1	55,155	69,770
Euro Bond	12/6/2002	1	112,910	111,425
FTSE 100 Index	12/20/2002	4	206,509	233,122
MIB 30 Index	12/20/2002	1	90,293	107,072
S&P 500 EMINI Index	12/20/2002	2	232,563	244,500
S&P/TSE 60 Index	12/19/2002	5	205,793	217,942
Topix Index	12/12/2002	2	154,218	149,910
Total unrealized depreciation on open futures contracts				(68,534)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2002 (Unaudited)
Assets	Asset Management	Asset Management II	Asset Management III
Investments in unaffiliated issuers, at value[a]	$ 329,171,099	$ 43,316,120	$ 15,364,710
Investments in affiliated investment companies, at value[b]	34,542,927	6,159,442	3,194,620
Total investments, at value	363,714,026	49,475,562	18,559,330
Cash	65,800	135,289	16,910
Foreign currency, at value[c]	9,443,911	1,270,910	456,337
Receivable for investments sold	9,797,796	517,144	666,463
Dividends receivable	267,483	21,908	3,197
Interest receivable	1,305,273	112,645	81,374
Receivable for shares of beneficial interest subscribed	45	10,000	53,900
Receivable for daily variation margin on open futures contracts	152,717	29,091	20,351
Unrealized appreciation on forward foreign currency exchange contracts	127,989	14,839	4,398
Total assets	384,875,040	51,587,388	19,862,260
Liabilities
Payable for investments purchased	3,610,897	343,728	1,021,944
Unrealized depreciation on forward foreign currency exchange contracts	173,098	16,001	3,611
Accrued Advisory fee	58,107	17,991	7,317
Other accrued expenses and payables	55,954	22,353	18,831
Total liabilities	3,898,056	400,073	1,051,703
Net assets, at value	$ 380,976,984	$ 51,187,315	$ 18,810,557

a Cost of $393,569,639, $47,677,062 and $15,681,978, respectively.
b Cost of $34,542,927, $6,159,442 and $3,194,620, respectively.
c Foreign cash has a cost basis of $9,372,387, $1,263,491 and $456,691 respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30 2002 (Unaudited)
Investment Income	Asset Management	Asset Management II	Asset Management III
Dividends from affiliated investment companies	$ 136,516	$ 13,598	$ 6,158
Dividends from unaffiliated issuers[a]	1,809,360	141,554	17,189
Interest	5,944,742	997,704	431,926
Total income	7,890,618	1,152,856	455,273
Expenses: Advisory fees	1,539,711	197,756	68,445
Administrator service fees	236,878	30,424	10,772
Audit fees	14,810	14,565	14,565
Trustees' fees and expenses	5,885	5,516	5,960
Other	12,264	8,326	7,238
Total expenses, before expense reductions	1,809,548	256,587	106,980
Expense reductions	(506,716)	(75,606)	(42,343)
Total expenses, after expense reductions	1,302,832	180,981	64,637
Net investment income (loss)	6,587,786	971,875	390,636
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(23,027,110)	(1,361,467)	31,551
Futures	(14,258,507)	(1,372,784)	(330,453)
Foreign currency related transactions	4,468,763	494,847	137,252
	(32,816,854)	(2,239,404)	(161,650)
Net unrealized appreciation (depreciation) during the period on: Investments	(48,628,841)	(3,646,306)	(335,924)
Futures	(2,329,711)	(251,505)	(80,529)
Foreign currency related transactions	(48,082)	(25,819)	(8,123)
	(51,006,634)	(3,923,630)	(424,576)
Net gain (loss) on investment transactions	(83,823,488)	(6,163,034)	(586,226)
Net increase (decrease) in net assets resulting from operations	$ (77,235,702)	$ (5,191,159)	$ (195,590)

a Net of foreign taxes withheld of $2,555, $19 and $115, respectively.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income (loss)	$ 6,587,786	$ 16,213,234
Net realized gain (loss) on investment transactions	(32,816,854)	(9,088,786)
Net unrealized appreciation (depreciation) on investment transactions during the period	(51,006,634)	4,848,889
Net increase (decrease) in net assets resulting from operations	(77,235,702)	11,973,337
Capital transaction in shares of beneficial interest: Proceeds from capital invested	28,898,984	158,875,303
Value of capital withdrawn	(151,700,131)	(141,358,408)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(122,801,147)	17,516,895
Increase (decrease) in net assets	(200,036,849)	29,490,232
Net assets at beginning of period	581,013,833	551,523,601
Net assets at end of period	$ 380,976,984	$ 581,013,833

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management II
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income (loss)	$ 971,875	$ 2,909,063
Net realized gain (loss) on investment transactions	(2,239,404)	(1,057,792)
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,923,630)	429,865
Net increase (decrease) in net assets resulting from operations	(5,191,159)	2,281,136
Capital transaction in shares of beneficial interest: Proceeds from capital invested	4,458,664	29,615,080
Value of capital withdrawn	(24,133,885)	(40,316,898)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(19,675,221)	(10,701,818)
Increase (decrease) in net assets	(24,866,380)	(8,420,682)
Net assets at beginning of period	76,053,695	84,474,377
Net assets at end of period	$ 51,187,315	$ 76,053,695

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management III
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income (loss)	$ 390,636	$ 1,069,555
Net realized gain (loss) on investment transactions	(161,650)	(38,342)
Net unrealized appreciation (depreciation) on investment transactions during the period	(424,576)	(57,875)
Net increase (decrease) in net assets resulting from operations	(195,590)	973,338
Capital transaction in shares of beneficial interest: Proceeds from capital invested	6,710,920	13,128,870
Value of capital withdrawn	(14,576,726)	(17,289,829)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,865,806)	(4,160,959)
Increase (decrease) in net assets	(8,061,396)	(3,187,621)
Net assets at beginning of period	26,871,953	30,059,574
Net assets at end of period	$ 18,810,557	$ 26,871,953

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Asset Management Portfolio

Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	381	581	552	733	704	649
Ratio of expenses before expense reductions (%)	.77*	.74	.76	.76	.76	.76
Ratio of expenses after expense reductions (%)	.55*	.55	.59	.60	.60	.60
Ratio of net investment income (loss) (%)	2.79*	2.84	3.19	2.69	2.91	2.97
Portfolio turnover rate (%)	95*	90	118	222	109	199
Total Investment Return (%)[b]	(15.03)**	2.08	-	-	-	-

Asset Management Portfolio II

Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	76	84	99	78	95
Ratio of expenses before expense reductions (%)	.85*	.80	.79	.79	.81	.78
Ratio of expenses after expense reductions (%)	. .60*	.60	.60	.60	.60	.60
Ratio of net investment income (loss) (%)	3.20*	3.44	4.26	3.43	3.15	3.71
Portfolio turnover rate (%)	96*	127	139	273	202	275
Total Investment Return (%)[b]	(8.10)**	2.97	-	-	-	-
[a] For the six months ended September 30, 2002 (Unaudited). [b] Total investment return for the Portfolio was not a required disclosure prior to 2002. * Annualized ** Not annualized

Asset Management Portfolio III

Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	27	30	38	44	49
Ratio of expenses before expense reductions (%)	1.00*	.94	.87	.85	.83	.81
Ratio of expenses after expense reductions (%)	.60*	.60	.60	.60	.60	.60
Ratio of net investment income (loss) (%)	3.63*	4.09	5.25	4.02	3.97	4.45
Portfolio turnover rate (%)	112*	153	148	354	344	389
Total Investment Return (%)[b]	(.71)**	3.84	-	-	-	-
[a] For the six months ended September 30, 2002 (Unaudited). [b] Total investment return for the Portfolio was not a required disclosure prior to 2002. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Asset Management Portfolio, the Asset Management Portfolio II and the Asset Management Portfolio III (each a "Portfolio," and collectively the "Portfolios"), are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, open-end management investment companies organized as business trusts under the laws of the state of New York. Asset Management Portfolio II and Asset Management Portfolio III are each a series of BT Investment Portfolios.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Securities Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of each Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Deutsche Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of each Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, each Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by each Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. When entering into a closing transaction, each Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, each Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Each Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, each Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as each Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Each Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in each Portfolio.

B. Purchases and Sales of Securities

During the six months ended September 30, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Asset Management Portfolio	$ 198,873,551	$ 296,513,943
Asset Management Portfolio II	22,747,515	35,837,701
Asset Management Portfolio III	8,349,337	13,380,556

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for each Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.65% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly. Each Portfolio waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Deutsche Cash Management Fund Institutional.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended September 30, 2002, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at September 30, 2002
Asset Management Portfolio	$ 236,878	$ 32,493
Asset Management Portfolio II	30,424	3,983
Asset Management Portfolio III	10,772	1,413

During the period, the Advisor and Administrator agreed to waive its fees and reimburse expenses of each Portfolio to the extent necessary to maintain the annualized expenses of Asset Management Portfolio to 0.55% and Asset Management II and Asset Management III Portfolios to 0.60%. The Advisor and Administrator may terminate this voluntary waiver and reimbursement at any time without notice to the shareholder. Under these agreements, for the six months ended September 30, 2002, the Advisor and Administrator waived and absorbed the following expenses:

Waived and Absorbed
Asset Management Portfolio	$ 506,716
Asset Management Portfolio II	75,606
Asset Management Portfolio III	42,343

Other. Each Portfolio may invest in Deutsche Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Forward Foreign Currency Commitments

The Portfolios had the following open contracts at September 30, 2002:

Asset Management Portfolio

Contracts to Deliver/Receive	In Exchange For		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD 6,333,468	CAD	9,850,000	10/3/2002	$ (123,835)
USD 12,535,272	EUR	12,637,000	10/4/2002	(47,906)
USD 9,715,031	GBP	6,222,000	10/4/2002	68,448
AUD 4,165,000	USD	2,261,283	10/4/2002	(1,357)
JPY 208,813,000	USD	1,774,972	10/4/2002	59,541
				$ (45,109)

Asset Management Portfolio II

Contracts to Deliver/Receive	In Exchange For		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD 565,190	CAD	879,000	10/3/2002	$ (11,050)
USD 1,249,857	EUR	1,260,000	10/4/2002	(4,777)
USD 1,057,068	GBP	677,000	10/4/2002	7,448
AUD 534,000	USD	289,922	10/4/2002	(174)
JPY 25,922,000	USD	220,345	10/4/2002	7,391
				$ (1,162)

Asset Management Portfolio III

Contracts to Deliver/Receive	In Exchange For		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD 122,168	CAD	190,000	10/3/2002	$ (2,389)
USD 303,537	EUR	306,000	10/4/2002	(1,160)
USD 265,438	GBP	170,000	10/4/2002	1,870
AUD 191,000	USD	103,699	10/4/2002	(62)
JPY 8,864,000	USD	75,347	10/4/2002	2,528
				$ 787

Currency Abbreviation
CAD	Canadian Dollar	EUR	Euro
GBP	British Pound	JPY	Japanese Yen
USD	US Dollars	AUD	Australian Dollar

E. Line of Credit

Each Portfolio and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. During the period the Portfolios had no borrowings on the line of credit.

F. Other Information

On September 27, 2002, Deutsche Bank AG agreed to the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Corporation. Under this agreement, it is proposed that for funds organized as master/feeder funds, Deutsche Asset Management, Inc. would continue as investment advisor of each master portfolio of the feeder funds. In each case, it is proposed that Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, would become a sub-advisor to the master portfolios. These changes are expected to be completed, pending Board and shareholder approval and satisfaction of certain other conditions, within three to six months.

Shareholder Meeting Results

Asset Management Portfolio

A Special Meeting of Shareholders of the Asset Management Portfolio (the "Portfolio") was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Portfolio to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.

	Number of Votes:
	For	Withheld
Richard R. Burt	48,700,731	10,450
S. Leland Dill	48,700,731	10,450
Martin J. Gruber	48,700,731	10,450
Richard T. Hale	48,700,731	10,450
Joseph R. Hardiman	48,700,731	10,450
Richard J. Herring	48,700,731	10,450
Graham E. Jones	48,700,731	10,450
Rebecca W. Rimel	48,700,731	10,450
Philip Saunders, Jr.	48,700,731	10,450
William N. Searcy	48,700,731	10,450
Robert H. Wadsworth	48,700,731	10,450

2. To approve new investment advisory agreements (each a "New Advisory Agreement" and collectively, the "New Advisory Agreements") between each fund's corresponding Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
48,703,623	7,557	0

Asset Management Portfolio II and Asset Management Portfolio III

A Special Meeting of Shareholders of Asset Management Portfolio II and Asset Management Portfolio III (the "Portfolios"), each a series of BT Investment Portfolios (collectively the "Trust") was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.

	Number of Votes:
	For	Withheld
Richard R. Burt	3,697,262,150	498,165
S. Leland Dill	3,688,253,771	9,506,544
Martin J. Gruber	3,697,262,023	498,292
Richard T. Hale	3,697,259,610	500,705
Joseph R. Hardiman	3,697,261,307	499,008
Richard J. Herring	3,697,261,263	499,052
Graham E. Jones	3,688,253,771	9,506,544
Rebecca W. Rimel	3,697,261,390	498,925
Philip Saunders, Jr.	3,688,256,311	9,504,003
William N. Searcy	3,697,261,390	498,925
Robert H. Wadsworth	3,697,250,007	510,309

2. To approve new investment advisory agreements (each a "New Advisory Agreement" and collectively, the "New Advisory Agreements") between each fund's corresponding Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
3,691,354,660	417,884	5,987,771

Investment Products and Services

Scudder Funds
Growth Funds
Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Capital Growth Fund
Scudder Dynamic Growth Fund
Scudder Flag Investors
Communications Fund*
Scudder Global Biotechnology Fund*
Scudder Growth Fund
Scudder Health Care Fund
Scudder Large Company Growth Fund
Scudder Micro Cap Fund*
Scudder Mid Cap Fund*
Scudder Small Cap Fund*
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Top 50 US Fund*
Value Funds
Scudder Contrarian Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund
Scudder Flag Investors
Equity Partners Fund*
Scudder Gold & Precious Metals Fund
Scudder Growth and Income Fund
Scudder Large Company Value Fund
Scudder-RREEF Real Estate Securities Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Multicategory/Asset Allocation Funds
Scudder Asset Management Fund*
Scudder Flag Investors Value Builder Fund*
Scudder Focus Value+Growth Fund
Scudder Lifecycle Mid Range Fund*
Scudder Lifecycle Long Range Fund*
Scudder Lifecycle Short Range Fund*
Scudder Pathway Conservative Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway Moderate Portfolio
Scudder Target 2012 Fund
Scudder Total Return Fund
International/Global Funds
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder European Equity Fund*
Scudder Global Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder International Equity Fund*
Scudder International Select Equity Fund*
Scudder Japanese Equity Fund*
Scudder Latin America Fund
Scudder New Europe Fund
Scudder Pacific Opportunities Fund
Income Funds
Scudder Cash Reserves Fund
Scudder Fixed Income Fund*
Scudder High Income Plus Fund*,**
Scudder High Income Fund***
Scudder High Income
Opportunity Fund****
Scudder Income Fund
Scudder PreservationPlus Fund*
Scudder PreservationPlus Income Fund*
Scudder Short-Term Bond Fund
Scudder Short-Term Fixed Income Fund*
Scudder Strategic Income Fund
Scudder U.S. Government Securities Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.
** Formerly Deutsche High Yield Bond Fund
*** Formerly Scudder High Yield Fund
**** Formerly Scudder High Yield Opportunity Fund

Scudder Funds (continued)
Tax-Free Income Funds
Scudder California Tax-Free Income Fund
Scudder Florida Tax-Free Income Fund
Scudder High Yield Tax-Free Fund
Scudder Managed Municipal Bond Fund
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Municipal Bond Fund*
Scudder New York Tax-Free Income Fund
Scudder Short-Term Municipal Bond Fund*
Index-Related Funds
Scudder EAFE ® Equity Index Fund*
Scudder Equity 500 Index Fund*
Scudder Quantitative Equity Fund*
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund+
Scudder US Bond Index Fund*

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Municipal Income Trust
Scudder RREEF Real Estate Fund, Inc.
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
The Germany Fund
The New Germany Fund
The Central European Equity Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.
+ On October 7, 2002, this fund was closed to new investors.

Note: Not all funds are available in all share classes. Consult your advisor for details.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Transfer Agent

Investment Company Capital Corporation c/o Scudder Investments

811 Main Street Kansas City, MO 64105
Custodian

Deutsche Bank Trust Company Americas

100 Plaza One Jersey City, NJ 07311
Independent Accountants

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes